UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: 10/31/2012

Date of reporting period:  04/30/2012

Item 1. Reports to Stockholders.

Domestic	ActivePassive Large Cap Growth Fund
Equity	ActivePassive Large Cap Value Fund
Funds	ActivePassive Small/Mid Cap Fund

International	ActivePassive International Equity Fund
Funds	ActivePassive Global Bond Fund

Domestic	ActivePassive Intermediate Taxable Bond Fund
Bond	ActivePassive Intermediate Municipal Bond Fund
Funds

(each, a “Fund” together, the “Funds”)

Each a series of
Advisors Series Trust

Semi-Annual Report
April 30, 2012

ActivePassive Funds
EXPENSE EXAMPLE
April 30, 2012 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the entire period from November 1, 2011 to April 30, 2012.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.  There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $15 fee is charged to the account annually) that would increase the amount of expenses paid on your account.  To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the fund invests in addition to the expenses of the fund.  The example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the information under the

ActivePassive Funds
EXPENSE EXAMPLE (Continued)
April 30, 2012 (Unaudited)

heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	11/01/11	4/30/12	11/01/11 – 4/30/12
Actual – Class A(1)
Large Cap Growth Fund	$1,000.00	$1,129.40	$6.88
Large Cap Value Fund	$1,000.00	$1,098.60	$6.02
Small/Mid Cap Fund	$1,000.00	$1,093.90	$7.81
International Equity Fund	$1,000.00	$1,035.50	$6.58
Global Bond Fund	$1,000.00	$1,013.80	$6.01
Intermediate Taxable
Bond Fund	$1,000.00	$1,019.60	$5.02
Intermediate Municipal
Bond Fund	$1,000.00	$1,053.80	$5.11

Hypothetical (5.0% return
before expenses) – Class A
Large Cap Growth Fund	$1,000.00	$1,018.40	$6.52
Large Cap Value Fund	$1,000.00	$1,019.10	$6.02
Small/Mid Cap Fund	$1,000.00	$1,017.60	$7.52
International Equity Fund	$1,000.00	$1,018.60	$6.52
Global Bond Fund	$1,000.00	$1,019.10	$6.02
Intermediate Taxable
Bond Fund	$1,000.00	$1,020.11	$5.02
Intermediate Municipal
Bond Fund	$1,000.00	$1,020.11	$5.02

(1)
Expenses are equal to the Class A fund shares’ annualized expense ratios of 1.30% for Large Cap Growth Fund, 1.20% for Large Cap Value Fund, 1.50% for Small/Mid Cap Fund, 1.30% for International Equity Fund, 1.20% for Global Bond Fund, 1.00% for Intermediate Taxable Bond Fund, 1.00% for Intermediate Municipal Bond Fund multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Funds’ ending account value is based on its actual total return of 12.94% for Large Cap Growth Fund, 9.86% for Large Cap Value Fund, 9.39% for Small/Mid Cap Fund, 3.55% for International Equity Fund, 1.38% for Global Bond Fund, 1.96% for Intermediate Taxable Bond Fund, 5.38% for Intermediate Municipal Bond Fund for the six month period of operations from November 1, 2011 to April 30, 2012.

ActivePassive Funds
PORTFOLIO ALLOCATIONS
April 30, 2012 (Unaudited)

ActivePassive Large Cap Growth Fund

TOP TEN HOLDINGS	% net assets
Vanguard Growth ETF	52.21%
Apple Inc.	3.88%
QUALCOMM, Inc.	2.69%
American Tower Corp.	2.29%
Cerner Corp.	1.93%
priceline.com, Inc.	1.82%
Google Inc.	1.75%
Salesforce.com, Inc.	1.69%
Occidental Petroleum Corp.	1.67%
Allergan, Inc.	1.66%

ActivePassive Large Cap Value Fund

TOP TEN HOLDINGS	% net assets
Vanguard Value ETF	69.87%
General Electric Co.	1.28%
Chevron Corp.	1.19%
Wells Fargo & Co.	1.17%
JPMorgan Chase & Co.	1.15%
Freeport-McMoRan
Copper & Gold, Inc.	1.11%
AT&T, Inc.	1.01%
Intel Corp.	0.99%
Microsoft Corp.	0.91%
The Procter & Gamble Co.	0.87%

The portfolio’s holdings and allocations are subject to change. The percentages are of total net assets and as of April 30, 2012.

ActivePassive Funds
PORTFOLIO ALLOCATIONS (Continued)
April 30, 2012 (Unaudited)

ActivePassive Small/Mid Cap Fund

TOP TEN HOLDINGS	% net assets
iShares Russell 2000
Growth Index Fund	17.48%
iShares Russell 2000
Value Index Fund	15.08%
iShares Russell Midcap
Growth Index Fund	6.84%
iShares Russell Midcap
Value Index Fund	4.42%
Genesco Inc.	2.16%
Lufkin Industries, Inc.	1.59%
Shuffle Master, Inc.	1.31%
Vitamin Shoppe, Inc.	1.17%
OYO Geospace Corp.	1.02%
Catalyst Health Solutions, Inc.	1.00%

ActivePassive International Equity Fund

TOP HOLDINGS	% net assets
Fidelity Spartan
International Index Fund	52.47%
American EuroPacific
Growth Fund	46.01%

The portfolio’s holdings and allocations are subject to change. The percentages are of total net assets and as of April 30, 2012.

ActivePassive Funds
PORTFOLIO ALLOCATIONS (Continued)
April 30, 2012 (Unaudited)

ActivePassive Global Bond Fund

TOP HOLDINGS	% net assets
Loomis Sayles Global
Bond Fund	33.24%
SPDR Barclays
Capital International
Treasury Bond ETF	27.17%
Vanguard Total Bond
Market ETF	26.90%
Oppenheimer International
Bond Fund	11.07%

ActivePassive Intermediate Taxable Bond Fund

TOP TEN HOLDINGS	% net assets
Vanguard Total Bond
Market ETF	65.88%
U.S. Treasury Note,
3.50%, 05/15/2020	2.26%
U.S. Treasury Note,
0.375%, 03/15/2015	1.95%
U.S. Treasury Note,
1.00%, 10/31/2016	1.71%
U.S. Treasury Note,
2.625%, 01/31/2018	1.21%
FNMA, 3.50%, 05/15/2041	1.12%
FNMA, 0.375%, 03/16/2015	1.04%
FNMA, 1.1625%, 10/26/2015	0.82%
U.S. Treasury Note,
0.375%, 06/30/2013	0.81%
FHLMC, 3.75%, 03/27/2019	0.63%

The portfolio’s holdings and allocations are subject to change. The percentages are of total net assets and as of April 30, 2012.

ActivePassive Funds
PORTFOLIO ALLOCATIONS (Continued)
April 30, 2012 (Unaudited)

ActivePassive Intermediate Municipal Bond Fund

TOP TEN HOLDINGS	% net assets
iShares S&P National
AMT-Free Bond Fund	20.44%
SPDR Nuveen
Barclays Capital
Municipal Bond ETF	20.40%
Massachusetts Bay
Transportation Authority,
5.00%, 07/01/2024	2.78%
South Carolina Renewable
Water & Sewer,
5.00%, 01/01/2025	2.64%
City of New York
General Obligation,
5.00%, 08/01/2022	2.62%
State of Oregon Department
of Administrative Services,
5.00%, 04/01/2019	2.38%
New Jersey Environmental
Infrastructure,
5.00%, 09/01/2023	2.34%
North Texas
Tollway Authority,
5.00%, 09/01/2021	2.04%
New Hampshire State
Municipal Bond Bank,
5.00%, 08/15/2023	2.01%
New York State
Dorm Authority,
5.00%, 05/15/2025,	1.98%

The portfolio’s holdings and allocations are subject to change. The percentages are of total net assets and as of April 30, 2012.

ActivePassive Large Cap Growth Fund
SCHEDULE OF INVESTMENTS
April 30, 2012 (Unaudited)

		Fair
	Shares	Value
COMMON STOCKS – 45.96%

Finance & Insurance – 3.76%
ACE Ltd. (b)	7,300	$554,581
The Charles Schwab Corp.	20,786	297,240
Visa Inc.	3,755	461,790
		1,313,611
Information – 5.02%
American Tower Corp.	12,220	801,388
Baidu, Inc. – ADR (a)(b)	2,570	341,039
Google Inc. (a)	1,011	611,887
		1,754,314
Manufacturing – 17.81%
Allergan, Inc.	6,060	581,760
Apple Inc. (a)	2,325	1,358,358
ARM Holdings PLC – ADR (b)	13,160	333,343
FMC Technologies, Inc. (a)	8,760	411,720
Intuitive Surgical, Inc. (a)	593	342,873
Life Technologies Corp. (a)	9,470	439,029
Mead Johnson Nutrition Co.	6,150	526,194
Praxair, Inc.	4,650	538,005
Precision Castparts Corp.	2,875	507,064
QUALCOMM, Inc.	14,722	939,852
Varian Medical Systems, Inc. (a)	3,980	252,411
		6,230,609
Mining – 5.50%
Occidental Petroleum Corp.	6,400	583,808
Oceaneering International, Inc.	8,520	439,887
Schlumberger Limited (b)	7,620	564,947
Silver Wheaton Corp. (b)	11,030	336,746
		1,925,388
Professional, Scientific &
Technical Services – 8.19%
Cerner Corp. (a)	8,330	675,480
Cognizant Technology Solutions Corp. (a)	6,320	463,382
priceline.com, Inc. (a)	835	635,285

The accompanying notes are an integral part of these financial statements.

ActivePassive Large Cap Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2012 (Unaudited)

		Fair
	Shares	Value
COMMON STOCKS – 45.96% (Continued)

Professional, Scientific &
Technical Services – 8.19% (Continued)
Salesforce.com, Inc. (a)	3,800	$591,774
VMware, Inc. (a)	4,470	499,388
		2,865,309
Retail Trade – 3.41%
Amazon.com, Inc. (a)	2,124	492,556
Costco Wholesale Corp.	3,910	344,745
Fastenal Co.	7,600	355,832
		1,193,133
Transportation & Warehousing – 2.27%
C.H. Robinson Worldwide, Inc.	7,885	471,050
Expeditors International of Washington, Inc.	8,092	323,680
		794,730
TOTAL COMMON STOCKS
(Cost $12,820,666)		16,077,094

EXCHANGE-TRADED FUNDS – 52.21%
Vanguard Growth ETF (d)	258,083	18,261,953
TOTAL EXCHANGE-TRADED FUNDS
(Cost $13,271,363)		18,261,953

SHORT-TERM INVESTMENTS – 1.77%
Fidelity Institutional Money Market
Portfolio – Institutional Class, 0.20% (c)	619,776	619,776
TOTAL SHORT-TERM INVESTMENTS
(Cost $619,776)		619,776
Total Investments (Cost $26,711,805) – 99.94%		34,958,823
Other Assets in Excess of Liabilities – 0.06%		20,528
TOTAL NET ASSETS – 100.00%		$34,979,351

FOOTNOTES
Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non Income Producing
(b)	Foreign Issued Security
(c)	Rate shown is the 7-day yield as of April 30, 2012.
(d)	See Note 10 for significant ownership concentration.

The accompanying notes are an integral part of these financial statements.

ActivePassive Large Cap Value Fund
SCHEDULE OF INVESTMENTS
April 30, 2012 (Unaudited)

		Fair
	Shares	Value
COMMON STOCKS – 28.84%

Finance & Insurance – 4.69%
The Allstate Corp.	3,750	$124,988
American Express Co.	3,559	214,287
The Bank of New York Mellon Corp.	8,970	212,141
Humana Inc.	1,116	90,039
JPMorgan Chase & Co.	7,237	311,046
Wells Fargo & Co.	9,494	317,384
		1,269,885
Health Care & Social Assistance – 0.79%
Laboratory Corp. of America Holdings (a)	1,477	129,814
Quest Diagnostics, Inc.	1,461	84,285
		214,099
Information – 2.98%
AT&T, Inc.	8,316	273,680
Microsoft Corp.	7,720	247,194
Oracle Corp.	4,538	133,372
Time Warner Cable, Inc.	1,913	153,901
		808,147
Management of Companies
& Enterprises – 0.50%
The Goldman Sachs Group, Inc.	1,167	134,380

Manufacturing – 11.15%
Baxter International, Inc.	3,776	209,228
Beam, Inc.	2,155	122,361
BorgWarner, Inc. (a)	1,558	123,144
Chevron Corp.	3,024	322,237
ConocoPhillips	2,889	206,939
Dover Corp.	3,559	223,007
EMC Corp. (a)	6,188	174,564
Emerson Electric Co.	2,920	153,417
General Electric Co.	17,725	347,056
Honeywell International, Inc.	2,964	179,796
Intel Corp.	9,431	267,840
Philip Morris International, Inc.	1,797	160,849

The accompanying notes are an integral part of these financial statements.

ActivePassive Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2012 (Unaudited)

		Fair
	Shares	Value
COMMON STOCKS – 28.84% (Continued)

Manufacturing – 11.15% (Continued)
SanDisk Corp. (a)	3,018	$111,696
United Technologies Corp.	2,283	186,384
Watson Pharmaceuticals, Inc. (a)	3,049	229,773
		3,018,291
Mining, Quarrying, Oil
& Gas Extraction – 2.85%
Apache Corp.	2,132	204,544
Freeport-McMoRan Copper & Gold, Inc.	7,839	300,234
Halliburton Co.	4,738	162,134
Hess Corp.	2,014	105,010
		771,922
Professional, Scientific &
Technical Services – 0.31%
Covance, Inc. (a)	1,793	83,841

Retail Trade – 2.56%
eBay Inc. (a)	4,426	181,687
Express Scripts, Inc. (a)	2,981	166,310
Kohl’s Corp.	2,325	116,552
Wal-Mart Stores, Inc.	3,898	229,631
		694,180
Utilities – 1.30%
NextEra Energy, Inc.	2,865	184,363
Public Service Enterprise Group, Inc.	5,378	167,525
		351,888
Wholesale Trade – 1.71%
AmerisourceBergen Corp.	6,173	229,697
The Procter & Gamble Co.	3,682	234,323
		464,020
TOTAL COMMON STOCKS
(Cost $6,120,949)		7,810,653

The accompanying notes are an integral part of these financial statements.

ActivePassive Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2012 (Unaudited)

		Fair
	Shares	Value
CLOSED-END FUNDS – 0.18%
John Hancock Bank and Thrift Opportunity Fund	2,795	$47,906
TOTAL CLOSED-ENDED FUNDS
(Cost $38,074)		47,906

EXCHANGE-TRADED FUNDS – 69.87%
Vanguard Value ETF (c)	331,184	18,920,542
TOTAL EXCHANGE-TRADED FUNDS
(Cost $16,431,368)		18,920,542

SHORT-TERM INVESTMENTS – 1.02%
Fidelity Institutional Money Market
Portfolio – Institutional Class, 0.20% (b)	274,513	274,513
TOTAL SHORT-TERM INVESTMENTS
(Cost $274,513)		274,513
Total Investments (Cost $22,864,904) – 99.91%		27,053,614
Other Assets in Excess of Liabilities – 0.09%		25,221
TOTAL NET ASSETS – 100.00%		$27,078,835

FOOTNOTES
Percentages are stated as a percent of net assets.
(a)	Non Income Producing
(b)	Rate shown is the 7-day yield as of April 30, 2012.
(c)	See Note 10 for significant ownership concentration.

The accompanying notes are an integral part of these financial statements.

ActivePassive Small/Mid Cap Fund
SCHEDULE OF INVESTMENTS
April 30, 2012 (Unaudited)

		Fair
	Shares	Value
COMMON STOCKS – 55.19%

Accommodation & Food Services – 1.03%
BJ’s Restaurants, Inc. (a)	3,622	$156,434
Orient-Express Hotels Ltd. (a)(b)	10,269	109,776
		266,210
Administrative Support, Waste Management
& Remediation Services – 1.40%
The Geo Group, Inc. (a)	8,499	176,014
Waste Connections, Inc.	5,805	187,095
		363,109
Arts, Entertainment & Recreation – 1.43%
Bally Technologies Inc. (a)	5,262	255,470
Pinnacle Entertainment, Inc. (a)	10,294	114,263
		369,733
Finance & Insurance – 4.89%
AMERIGROUP Corp. (a)	2,239	138,281
Cash America International, Inc.	4,035	188,636
Catalyst Health Solutions, Inc. (a)	3,006	259,628
Centene Corp. (a)	4,984	197,317
Duff & Phelps Corp.	6,113	97,197
EZCORP, Inc. (a)	2,725	73,003
KKR Financial Holdings LLC	7,590	68,917
UMB Financial Corp.	1,742	83,703
Validus Holdings, Ltd. (b)	4,971	161,557
		1,268,239
Health Care & Social Assistance – 0.53%
Air Methods Corp. (a)	1,626	136,763

Information – 4.84%
ANSYS, Inc. (a)	2,206	147,956
Compuware Corp. (a)	19,125	166,770
Fortinet Inc. (a)	8,495	221,889
Informatica Corp. (a)	2,889	132,952
Opnet Technologies, Inc.	4,673	108,227
Progress Software Corp. (a)	4,798	111,026

The accompanying notes are an integral part of these financial statements.

ActivePassive Small/Mid Cap Fund
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2012 (Unaudited)

		Fair
	Shares	Value
COMMON STOCKS – 55.19% (Continued)

Information – 4.84% (Continued)
QLIK Technologies Inc. (a)	6,122	$176,375
TIBCO Software, Inc. (a)	5,760	189,504
		1,254,699
Management of Companies
& Enterprises – 0.32%
Citizens Republic Bancorp, Inc. (a)	4,879	82,309

Manufacturing – 25.20%
ArthroCare Corp. (a)	5,933	148,088
BioMarin Pharmaceutical, Inc. (a)	1,908	66,208
Bruker Corp. (a)	9,517	143,041
Cavium, Inc. (a)	4,990	146,007
Cepheid, Inc. (a)	4,357	167,352
Coherent, Inc. (a)	3,929	206,665
Colfax Corp. (a)	2,722	92,249
The Cooper Companies, Inc.	2,000	176,340
Cymer, Inc. (a)	2,440	126,490
Dril-quip, Inc. (a)	1,750	117,932
DTS, Inc. (a)	5,395	168,324
EZchip Semiconductor Ltd. (a)(b)	3,201	128,776
Halozyme Therapeutics, Inc. (a)	8,627	69,792
Hexcel Corp. (a)	5,233	143,280
Huntsman Corp.	14,619	207,005
Intrepid Potash, Inc. (a)	3,651	90,727
Invensense, Inc. (a)	3,900	62,712
IPG Photonics Corp. (a)	3,021	146,216
Lufkin Industries, Inc.	5,365	412,247
Meritor, Inc. (a)	11,198	72,899
Northwest Pipe Co. (a)	4,464	92,896
Onyx Pharmaceuticals, Inc. (a)	3,294	149,910
OYO Geospace Corp. (a)	2,300	265,006
Polypore International, Inc. (a)	1,281	47,845
Quaker Chemical Corp.	3,040	131,936
Regal-Beloit Corp.	2,782	188,174
RTI International Metals, Inc. (a)	6,798	166,891

The accompanying notes are an integral part of these financial statements.

ActivePassive Small/Mid Cap Fund
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2012 (Unaudited)

		Fair
	Shares	Value
COMMON STOCKS – 55.19% (Continued)
Manufacturing – 25.20% (Continued)
Salix Pharmaceuticals, Ltd. (a)	3,792	$187,325
Seattle Genetics, Inc. (a)	3,200	63,264
Shuffle Master, Inc. (a)	19,270	340,501
Sirona Dental Systems, Inc. (a)	3,715	187,645
Steven Madden, Ltd. (a)	4,051	175,044
Teradyne, Inc. (a)	8,079	139,040
Terex Corp. (a)	6,667	150,941
Texas Industries, Inc.	1,157	38,887
Theravance, Inc. (a)	4,494	97,207
Thoratec Corp. (a)	3,470	120,791
Titanium Metals Corp.	10,018	147,966
Triumph Group. Inc.	3,452	216,855
Twin Disc, Inc.	2,087	45,768
United Therapeutics Corp. (a)	3,705	162,094
Universal Display Corp. (a)	3,433	154,382
Universal Electronics, Inc. (a)	6,162	104,261
Veeco Instruments, Inc. (a)	3,292	99,385
WABCO Holdings, Inc. (a)	2,610	164,508
		6,530,872
Mining – 1.57%
Gulfport Energy Corp. (a)	3,417	89,560
Oasis Petroleum Inc. (a)	7,369	243,693
Ocean Rig UDW, Inc. (a)(b)	4,252	74,112
		407,365
Professional, Scientific &
Technical Services – 5.02%
Allscripts Healthcare Solutions, Inc. (a)	7,775	86,147
ICON PLC – ADR (a)(b)	3,271	72,551
MedAssets, Inc. (a)	8,335	105,104
Monster Worldwide, Inc. (a)	25,927	223,750
NICE Systems Ltd. – ADR (a)(b)	5,920	227,446
PAREXEL International Corp. (a)	4,594	123,762
Quality Systems, Inc.	5,978	223,577
Riverbed Technology, Inc. (a)	5,381	106,167

The accompanying notes are an integral part of these financial statements.

ActivePassive Small/Mid Cap Fund
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2012 (Unaudited)

		Fair
	Shares	Value
COMMON STOCKS – 55.19% (Continued)

Professional, Scientific &
Technical Services – 5.02% (Continued)
Sapient Corp.	11,146	$133,418
		1,301,922
Real Estate, Rental & Leasing – 0.90%
Acacia Research (a)	3,752	153,832
Two Harbors Investment Corp.	7,540	78,868
		232,700
Retail Trade – 6.49%
Chico’s FAS, Inc.	5,918	90,900
Francescas Holdings Corp. (a)	3,210	100,634
The Fresh Market, Inc. (a)	3,936	201,405
Genesco Inc. (a)	7,476	560,700
GNC Acquisition Holdings, Inc.	6,339	247,601
Sally Beauty Holdings, Inc. (a)	2,743	72,964
Sotheby’s	2,666	104,827
Vitamin Shoppe, Inc. (a)	6,445	303,366
		1,682,397
Transportation & Warehousing – 1.57%
Atlas Air Worldwide Holdings, Inc. (a)	1,919	88,370
JetBlue Airways Corp. (a)	23,292	110,637
Landstar System, Inc.	2,749	147,264
Quality Distribution Inc. (a)	5,390	60,206
		406,477
TOTAL COMMON STOCKS
(Cost $11,320,001)		14,302,795

EXCHANGE-TRADED FUNDS – 43.82%
iShares Russell 2000 Growth Index Fund	48,344	4,529,833
iShares Russell 2000 Value Index Fund	54,380	3,907,747
iShares Russell Midcap Growth Index Fund	28,196	1,772,118
iShares Russell Midcap Value Index Fund	23,982	1,146,340
TOTAL EXCHANGE-TRADED FUNDS
(Cost $7,542,628)		11,356,038

The accompanying notes are an integral part of these financial statements.

ActivePassive Small/Mid Cap Fund
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2012 (Unaudited)

		Fair
	Shares	Value
TRUSTS – 0.24%
Redwood Trust, Inc.	5,298	$61,881
TOTAL TRUSTS (Cost $62,959)		61,881

SHORT-TERM INVESTMENTS – 0.49%
Fidelity Institutional Money Market
Portfolio – Institutional Class, 0.20% (c)	126,616	126,616
TOTAL SHORT-TERM INVESTMENTS
(Cost $126,616)		126,616
Total Investments (Cost $19,052,204) – 99.74%		25,847,330
Other Assets in Excess of Liabilities – 0.26%		69,270
TOTAL NET ASSETS – 100.00%		$25,916,600

FOOTNOTES
Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non Income Producing
(b)	Foreign Issued Security
(c)	Rate shown is the 7-day yield as of April 30, 2012.

The accompanying notes are an integral part of these financial statements.

ActivePassive International Equity Fund
SCHEDULE OF INVESTMENTS
April 30, 2012 (Unaudited)

		Fair
	Shares	Value
OPEN-END FUNDS – 98.48%
American EuroPacific Growth Fund (b)	280,326	$11,011,191
Fidelity Spartan International Index Fund (b)	387,571	12,557,287
TOTAL OPEN-END FUNDS
(Cost $21,616,967)		23,568,478

SHORT-TERM INVESTMENTS – 1.31%

Investment Companies – 1.31%
Fidelity Institutional Money Market
Portfolio – Institutional Class, 0.20% (a)	313,965	313,965
TOTAL SHORT-TERM INVESTMENTS
(Cost $313,965)		313,965
Total Investments (Cost $21,930,932) – 99.79%		23,882,443
Other Assets in Excess of Liabilities – 0.21%		50,631
TOTAL NET ASSETS – 100.00%		$23,933,074

FOOTNOTES
Percentages are stated as a percent of net assets.
(a)	Rate shown is the 7-day yield as of April 30, 2012.
(b)	See Note 10 for significant ownership concentration.

The accompanying notes are an integral part of these financial statements.

ActivePassive Global Bond Fund
SCHEDULE OF INVESTMENTS
April 30, 2012 (Unaudited)

		Fair
	Shares	Value
EXCHANGE-TRADED FUNDS – 54.07%
SPDR Barclays Capital
International Treasury Bond ETF (b)	76,585	$4,633,393
Vanguard Total Bond Market ETF (b)	54,658	4,586,899
TOTAL EXCHANGE-TRADED FUNDS
(Cost $8,762,973)		9,220,292

OPEN-END FUNDS – 44.31%
Loomis Sayles Global Bond Fund (b)	333,901	5,669,645
Oppenheimer International Bond Fund	295,798	1,887,188
TOTAL OPEN-END FUNDS
(Cost $7,155,118)		7,556,833

SHORT-TERM INVESTMENTS – 1.55%

Investment Companies – 1.55%
Fidelity Institutional Money Market
Portfolio – Institutional Class, 0.20% (a)	265,286	265,286
TOTAL SHORT-TERM INVESTMENTS
(Cost $265,286)		265,286
Total Investments (Cost $16,183,377) – 99.93%		17,042,411
Other Assets in Excess of Liabilities – 0.07%		11,278
TOTAL NET ASSETS – 100.00%		$17,053,689

FOOTNOTES
Percentages are stated as a percent of net assets.
(a)	Rate shown is the 7-day yield as of April 30, 2012.
(b)	See Note 10 for significant ownership concentration.

The accompanying notes are an integral part of these financial statements.

ActivePassive Intermediate Taxable Bond Fund
SCHEDULE OF INVESTMENTS
April 30, 2012 (Unaudited)

	Principal	Fair
	Amount	Value
ASSET BACKED SECURITIES – 2.89%
Ally Auto Receivables Trust, 0.71%, 09/15/2014	$95,000	$95,167
Carmax Auto Owner Trust, 0.59%, 03/16/2015	105,000	105,055
Chrysler Financial Auto Securitization,
0.91%, 08/08/2013	84,172	84,270
2.82%, 01/15/2016	18,179	18,262
Ford Credit Auto Lease Trust, 0.63%, 04/15/2014	105,000	105,035
Honda Auto Receivables Owners Trust,
0.65%, 06/15/2013	30,700	30,713
0.94%, 03/18/2015	60,000	60,243
0.94%, 12/21/2016	70,000	70,285
Hyundai Auto Receivables Trust,
2.03%, 08/15/2013	6,703	6,718
0.72%, 03/15/2016	45,000	45,045
Mercedes-Benz Auto Receivables Trust,
0.85%, 03/16/2015	55,000	55,184
Nissan Auto Receivables Owner Trust,
0.87%, 07/15/2014	61,734	61,857
Toyota Auto Receivables Owners Trust,
0.53%, 04/15/2014	85,000	85,027
0.98%, 10/15/2014	50,000	50,174
USAA Auto Owner Trust, 1.54%, 02/18/2014 (b)	7,881	7,892
World Omni Auto Receivables Trust,
2.21%, 05/15/2015	60,000	60,989
TOTAL ASSET BACKED SECURITIES
(Cost $939,493)		941,916

COLLATERALIZED MORTGAGE
OBLIGATION – PRIVATE MORTGAGE
BACKED SECURITIES – 2.73%
Bank of America Commercial Mortage Inc.,
4.86%, 07/10/2043	45,000	49,358
Bear Stearns Commercial Mortgage Securities,
4.945%, 02/11/2041	24,376	24,402
4.933%, 02/13/2042	45,000	49,179
5.537%, 10/12/2041	50,000	57,325
Citigroup Commercial Mortgage Trust,
5.462%, 10/15/2049	35,000	37,342

The accompanying notes are an integral part of these financial statements.

ActivePassive Intermediate Taxable Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2012 (Unaudited)

	Principal	Fair
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATION – PRIVATE MORTGAGE
BACKED SECURITIES – 2.73% (Continued)
Commercial Mortgage Pass-Through Certificates,
3.29%, 12/10/2044	$40,000	$41,013
CS First Boston Mortgage Securities Co.,
3.936%, 05/15/2038	38,896	39,581
GMAC Commercial Mortgage Securities Inc.,
5.238%, 11/10/2045 (b)	75,000	81,662
GS Mortgage Securities Corp.
3.482%, 01/10/2045	60,000	62,551
5.56%, 11/14/2039	70,000	79,777
LB-UBS Commercial Mortgage Trust,
4.794%, 07/15/2040	50,000	53,216
5.347%, 11/15/2038	45,000	50,966
Morgan Stanley Capital,
5.54%, 06/15/2038 (b)	40,000	42,622
5.92%, 08/12/2041 (b)	32,513	32,928
5.359%, 02/12/2044	38,698	38,708
5.514%, 11/12/2049 (b)	45,000	51,545
Wachovia Bank Commercial Mortgage Trust,
5.308%, 11/15/2048	45,000	50,724
Wells Fargo Commercial Mortgage Trust,
3.667%, 11/18/2044	45,000	47,595
TOTAL COLLATERALIZED MORTGAGE
OBLIGATION – PRIVATE MORTGAGE
BACKED SECURITIES
(Cost $869,303)		890,494

CORPORATE BONDS – 11.12%

Accommodation & Food Services – 0.15%
Starbucks Corp., 6.25%, 08/15/2017	40,000	48,401

Finance & Insurance – 5.53%
AMB Property LP,
6.625%, 12/01/2019	10,000	11,483
7.50%, 06/30/2018	35,000	41,739

The accompanying notes are an integral part of these financial statements.

ActivePassive Intermediate Taxable Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2012 (Unaudited)

	Principal	Fair
	Amount	Value
CORPORATE BONDS – 11.12% (Continued)
Finance & Insurance – 5.53% (Continued)
American International Group, Inc.,
5.85%, 01/16/2018	$20,000	$22,050
Bank Of America Corp.,
5.75%, 08/15/2016	30,000	31,342
7.375%, 05/15/2014	55,000	59,635
7.625%, 06/01/2019	70,000	80,791
Barrick Gold Finance Co., 2.90%, 05/30/2016 (a)	50,000	52,481
BB&T Corp., 3.95%, 04/29/2016	70,000	76,258
Bear Stearns Cos. LLC, 6.40%, 10/02/2017	85,000	99,312
Bunge Limited Finance Corp., 4.10%, 03/15/2016	50,000	52,673
Caterpillar Financial Services Corp.,
1.375%, 05/20/2014	50,000	50,801
Equity Residential, 5.125%, 03/15/2016	35,000	39,069
ERP Operating LP, 4.75%, 07/15/2020	30,000	32,608
First Horizon National Corp., 5.375%, 12/15/2015	45,000	47,994
General Electric Capital Corp.,
4.375%, 09/16/2020	85,000	91,246
5.40%, 02/15/2017	50,000	57,308
5.625%, 09/15/2017	15,000	17,254
Goldman Sachs Group, Inc.,
5.375%, 03/15/2020	70,000	72,747
5.75%, 10/01/2016	45,000	48,710
HCP, Inc., 5.375%, 02/01/2021	50,000	55,183
HSBC Finance Corp, 5.00%, 06/30/2015	70,000	75,142
Jefferies Group Inc., 5.125%, 04/13/2018	50,000	49,312
John Deere Capital Corp., 1.875%, 06/17/2013	50,000	50,759
Metlife, Inc.,
6.817%, 08/15/2018	40,000	49,493
7.717%, 02/15/2019	25,000	31,765
PNC Financial Services Group, Inc.,
6.00%, 12/07/2017	35,000	40,592
Prudential Financial Inc., 5.15%, 01/15/2013	55,000	56,683
Royal Bank of Canada, 1.15%, 03/13/2015	45,000	45,148
The Charles Schwab Corp., 4.95%, 06/01/2014	55,000	59,554

The accompanying notes are an integral part of these financial statements.

ActivePassive Intermediate Taxable Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2012 (Unaudited)

	Principal	Fair
	Amount	Value
CORPORATE BONDS – 11.12% (Continued)
Finance & Insurance – 5.53% (Continued)
UnitedHealth Group, Inc.,
4.70%, 02/15/2021	$50,000	$57,141
4.875%, 04/01/2013	45,000	46,755
Vornado Realty LP, 4.25%, 04/01/2015	45,000	47,155
Wachovia Corp., 5.75%, 06/15/2017	45,000	52,533
Wells Fargo & Co., 5.625%, 12/11/2017	85,000	99,851
		1,802,567
Information – 1.15%
AT&T, Inc., 5.50%, 02/01/2018	65,000	76,759
Directv Holdings, 5.00%, 03/01/2021	85,000	93,119
Time Warner Cable Inc., 4.00%, 09/01/2021	50,000	52,013
Verizon Communications, Inc., 5.50%, 02/15/2018	85,000	100,730
Vodafone Group Plc, 5.00%, 12/16/2013 (a)	50,000	53,341
		375,962
Manufacturing – 1.70%
ArcelorMittal,
9.00%, 02/15/2015 (a)	35,000	40,126
9.85%, 06/01/2019 (a)	40,000	48,412
Boeing Co., 3.50%, 02/15/2015	50,000	53,905
Coca Cola Enterprises, Inc.
5.00%, 08/15/2013	25,000	26,408
7.375%, 03/03/2014	25,000	28,016
Conagra Foods, Inc., 5.875%, 04/15/2014	40,000	43,718
ConocoPhillips, 5.625%, 10/15/2016 (a)	70,000	83,028
H.J. Heinz Co., 5.35%, 07/15/2013	45,000	47,592
Ingredion Inc, 3.20%, 11/01/2015	40,000	41,884
Pfizer Inc., 5.35%, 03/15/2015	45,000	50,993
The Dow Chemical Co., 7.60%, 05/15/2014	40,000	45,104
Valero Energy Corp., 9.375%, 03/15/2019	35,000	46,344
		555,530

The accompanying notes are an integral part of these financial statements.

ActivePassive Intermediate Taxable Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2012 (Unaudited)

	Principal	Fair
	Amount	Value
CORPORATE BONDS – 11.12% (Continued)

Mining, Quarrying, Oil
& Gas Extraction – 0.44%
Enterprise Products Operations LLC,
6.50%, 01/31/2019	$40,000	$48,567
Shell International, 4.00%, 03/21/2014 (a)	50,000	53,211
WMC Finance USA Ltd., 5.125%, 05/15/2013 (a)	40,000	41,939
		143,717
Professional, Scientific &
Technical Services – 0.18%
Electronic Data Systems Corp., 6.00%, 08/01/2013	55,000	58,365

Retail Trade – 0.92%
CVS Caremark Corp., 4.125%, 05/15/2021	80,000	86,679
Kroger Co., 2.20%, 01/15/2017	50,000	51,110
Nordstrom, Inc., 4.75%, 05/01/2020	45,000	51,698
Safeway, Inc., 6.35%, 08/15/2017	50,000	57,163
Target Corp., 1.125%, 07/18/2014	50,000	50,589
		297,239
Transportation & Warehousing – 0.17%
Boardwalk Pipelines LLC, 5.50%, 02/01/2017	50,000	55,170

Utilities – 0.88%
Alabama Power Co., 4.85%, 12/15/2012	40,000	41,077
Columbus Southern Power Co., 5.50%, 03/01/2013	50,000	51,910
Dominion Resources Inc., 5.00%, 03/15/2013	45,000	46,666
Georgia Power Co., 3.00%, 04/15/2016	45,000	48,141
Peco Energy Co., 4.75%, 10/01/2012	45,000	45,781
Sempra Energy, 6.50%, 06/01/2016	45,000	53,599
		287,174
TOTAL CORPORATE BONDS
(Cost $3,446,674)		3,624,125

MORTGAGE BACKED SECURITIES – 1.19%
FHLMC, Pool 1G0731, 2.973%, 02/01/2036	114,875	123,035
FNMA, Pool 888763, 3.323%, 10/01/2037	81,762	87,434
FNMA, Pool 913253, 2.365%, 03/01/2037	46,092	49,026

The accompanying notes are an integral part of these financial statements.

ActivePassive Intermediate Taxable Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2012 (Unaudited)

	Principal	Fair
	Amount	Value
MORTGAGE BACKED
SECURITIES – 1.19% (Continued)
FNMA, Pool 256638, 6.00%, 03/01/2037 (b)	$48,634	$53,933
FNMA, Pool 256749, 6.00%, 06/01/2037 (b)	28,745	31,876
FNMA, Pool 899717, 6.00%, 09/01/2037 (b)	37,787	41,904
TOTAL MORTGAGE BACKED SECURITIES
(Cost $370,335)		387,208

U.S. GOVERNMENT AGENCY ISSUE – 5.06%
FAMCA, 6.71%, 07/28/2014	20,000	22,535
FHLMC, 1.00%, 08/27/2014	200,000	203,144
FHLMC, 1.00%, 03/08/2017	195,000	195,080
FHLMC, 3.75%, 03/27/2019	180,000	206,123
FNMA, 0.375%, 03/16/2015	340,000	339,127
FNMA, 1.1625%, 10/26/2015	260,000	268,802
FNMA, 3.50%, 05/15/2041	350,000	363,508
FNMA, 5.00%, 05/15/2041	35,000	38,013
GNMA, Pool 781468, 6.50%, 07/15/2032	5,305	6,177
GNMA, Pool 781159, 7.50%, 04/15/2030	4,120	4,841
GNMA, Pool 543435, 7.50%, 11/15/2030	370	378
GNMA, Pool 781187, 8.00%, 06/15/2030	1,344	1,597
TOTAL U.S. GOVERNMENT AGENCY ISSUE
(Cost $1,619,333)		1,649,325

U.S. TREASURY OBLIGATIONS – 8.56%
U.S. Treasury Note,
0.375%, 06/30/2013	265,000	265,497
0.375%, 03/15/2015	635,000	635,099
1.00%, 10/31/2016	550,000	557,305
1.125%, 01/15/2021	98,869	113,484
2.625%, 01/31/2018	360,000	392,794
3.125%, 05/15/2021	80,000	89,194
3.50%, 05/15/2020	640,000	735,550
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $2,702,612)		2,788,923

The accompanying notes are an integral part of these financial statements.

ActivePassive Intermediate Taxable Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2012 (Unaudited)

		Fair
	Shares	Value
EXCHANGE-TRADED FUNDS – 65.88%
Vanguard Total Bond Market ETF (d)	255,842	$21,470,262
TOTAL EXCHANGE-TRADED FUNDS
(Cost $20,385,976)		21,470,262

SHORT-TERM INVESTMENTS – 3.50%
Fidelity Institutional Money Market
Portfolio – Institutional Class, 0.20% (c)	960,606	960,606
STIC Prime Portfolio –
Institutional Class, 0.07% (c)	179,049	179,049
TOTAL MONEY MARKET FUNDS
(Cost $1,139,655)		1,139,655
Total Investments (Cost $31,473,381) – 100.93%		32,891,908
Liabilities in Excess of Other Assets – (0.93%)		(302,218)
TOTAL NET ASSETS – 100.00%		$32,589,690

FOOTNOTES
Percentages are stated as a percent of net assets.
FAMCA  Federal Agricultural Mortgage Corp.
FHLMC  Federal Home Loan Mortgage Corp.
FNMA  Federal National Mortgage Assoc.
GNMA  Government National Mortgage Assoc.
(a)	Foreign Issued Security
(b)	Variable rate securities, the coupon rate shown is the effective interest rate as of April 30, 2012.
(c)	Rate shown is the 7-day yield as of April 30, 2012.
(d)	See Note 10 for significant ownership concentration.

The accompanying notes are an integral part of these financial statements.

ActivePassive Intermediate Municipal Bond Fund
SCHEDULE OF INVESTMENTS
April 30, 2012 (Unaudited)

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS – 57.49%

Arizona – 0.93%
City of Phoenix Civic Improvement Corporation,
5.50%, 07/01/2018	$135,000	$168,192

California – 8.95%
California Health Facilities Financing Authority,
5.50%, 07/01/2025	200,000	225,528
San Francisco Bay Area Toll Authority,
5.00%, 04/01/2021	250,000	288,468
State of California Department of Water Resources,
5.00%, 05/01/2018	100,000	121,657
5.00%, 05/01/2021	150,000	184,713
State of California Economic Recovery,
5.00%, 07/01/2020	150,000	182,112
State of California Various Purpose,
5.25%, 04/01/2022	100,000	116,045
5.00%, 03/01/2026	300,000	324,807
The Regents of the University of California
Limited Project, 5.00%, 05/15/2021	150,000	172,522
		1,615,852
Colorado – 0.63%
Colorado Regional Transportation District,
5.00%, 12/01/2021	100,000	113,161

Florida – 5.32%
Florida State Turnpike Authority,
5.00%, 07/01/2020	150,000	158,841
Orlando Utilities Commission, 5.00%, 10/01/2019	250,000	307,215
State of Florida Board of Education,
5.00%, 06/01/2022	125,000	140,353
5.00%, 06/01/2023	300,000	354,960
		961,369
Georgia – 0.81%
Metropolitan Atlanta Rapid Transit Authority,
5.00%, 07/01/2017	125,000	146,715

The accompanying notes are an integral part of these financial statements.

ActivePassive Intermediate Municipal Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2012 (Unaudited)

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS – 57.49% (Continued)

Illinois – 2.10%
State of Illinois, Build Illinois, 5.00%, 06/15/2022	$200,000	$225,592
University of Illinois, 5.50%, 04/01/2019	125,000	152,925
		378,517
Massachusetts – 2.79%
Massachusetts Bay Transportation Authority,
5.00%, 07/01/2024	400,000	502,856

Michigan – 3.53%
Michigan State Hospital Finance Authority,
5.00%, 11/15/2021	200,000	233,538
Michigan State Trunk Line Fund,
5.00%, 11/01/2018	200,000	234,304
5.00%, 09/01/2019	150,000	169,851
		637,693
New Hampshire – 2.01%
New Hampshire State Municipal Bond Bank,
5.00%, 08/15/2023	300,000	363,444

New Jersey – 4.97%
New Jersey Economic Development Authority,
5.00%, 03/01/2017	150,000	175,733
New Jersey Environmental Infrastructure,
5.00%, 09/01/2023	350,000	422,289
New Jersey State Transportation Trust
Fund Authority, 5.25%, 06/15/2023	250,000	300,087
		898,109
New York – 7.93%
City of New York General Obligation,
5.00%, 08/01/2022	400,000	472,556
New York City Transitional Finance Authority,
5.00%, 08/01/2020	105,000	121,697
New York State Dorm Authority, 5.00%, 05/15/2025	300,000	357,672
New York State Thruway Authority,
5.00%, 03/15/2021	150,000	172,023

The accompanying notes are an integral part of these financial statements.

ActivePassive Intermediate Municipal Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2012 (Unaudited)

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS – 57.49% (Continued)

New York – 7.93% (Continued)
Metropolitan Transportation Authority
New York Revenue, 5.00%, 11/15/2023	$260,000	$308,524
		1,432,472
North Carolina – 1.17%
North Carolina Eastern Municipal Power Agency,
5.25%, 01/01/2020	50,000	57,987
State of North Carolina Capital Improvement,
5.00%, 05/01/2021	125,000	153,389
		211,376
Oklahoma – 1.32%
Oklahoma Water Resources Board,
5.00%, 04/01/2022	200,000	238,688

Oregon – 2.38%
State of Oregon Department of Administrative
Services, 5.00%, 04/01/2019	350,000	430,388

Pennsylvania – 0.98%
State of Pennsylvania Higher Educational,
5.00%, 08/15/2024	150,000	176,515

South Carolina – 2.64%
South Carolina Renewable Water & Sewer,
5.00%, 01/01/2025	400,000	477,012

Texas – 6.52%
City of Houston Public Improvement,
5.00%, 03/01/2018	200,000	241,400
City of San Antonio Electric & Gas,
5.00%, 02/01/2021	150,000	174,177
North Texas Tollway Authority, 5.00%, 09/01/2021	300,000	368,775
Texas Public Finance Authority, 5.00%, 07/01/2019	200,000	219,366
University of Texas System Board of Regents,
5.00%, 08/15/2022	150,000	173,916
		1,177,634

The accompanying notes are an integral part of these financial statements.

ActivePassive Intermediate Municipal Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2012 (Unaudited)

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS – 57.49% (Continued)

Utah – 0.87%
Intermountain Power Agency of Utah,
5.25%, 07/01/2020	$150,000	$157,913

Washington – 1.64%
Port of Seattle Washington Revenue,
5.00%, 08/01/2024	250,000	296,232
TOTAL MUNICIPAL BONDS
(Cost $9,559,811)		10,384,138

	Shares
EXCHANGE TRADED FUNDS – 40.84%
iShares S&P National AMT-Free Bond Fund	33,533	3,692,319
SPDR Nuveen Barclays
Capital Municipal Bond ETF	152,587	3,683,450
TOTAL EXCHANGE TRADED FUNDS
(Cost $6,771,876)		7,375,769

SHORT-TERM INVESTMENTS – 2.11%

Investment Companies – 2.11%
Fidelity Institutional Tax-Exempt
Portfolio – Institutional Class, 0.01% (a)	381,968	381,968
TOTAL SHORT-TERM INVESTMENTS
(Cost $381,968)		381,968
Total Investments (Cost $16,713,655) – 100.44%		18,141,875
Liabilities in Excess of Other Assets – (0.44%)		(79,728)
TOTAL NET ASSETS – 100.00%		$18,062,147

FOOTNOTES
Percentages are stated as a percent of net assets.
(a)	Rate shown is the 7-day yield as of April 30, 2012.

The accompanying notes are an integral part of these financial statements.

ActivePassive Funds
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2012 (Unaudited)

	Large Cap	Large Cap	Small/Mid
	Growth	Value	Cap
	Fund	Fund	Fund
ASSETS:
Investments, at value (cost $26,711,805,
$22,864,904, $19,052,204, $21,930,932,
$16,183,377, $31,473,381, and
$16,713,655, respectively)	$34,958,823	$27,053,614	$25,847,330
Cash	—	—	—
Dividends and interest receivable	1,381	10,734	31
Receivable for fund shares sold	89,361	69,703	68,195
Receivable for securities sold	16,594	—	75,177
Receivable from Advisor	—	—	—
Prepaid expenses and other assets	11,933	11,874	11,595
Total Assets	35,078,092	27,145,925	26,002,328

LIABILITIES:
Payable for securities purchased	13,433	—	15,282
Payable for fund shares redeemed	36,192	29,026	24,671
Payable to Advisor	14,253	5,958	11,062
Distribution fees payable	7,493	5,730	5,537
Accrued administration expense	3,420	3,420	3,396
Accrued custody expense	1,386	852	1,717
Accrued compliance fees	1,573	1,569	1,574
Payable to trustees	—	—	121
Accrued fund accounting expense	3,782	3,436	3,782
Accrued interest payable	7	—	—
Accrued service fees	2,866	2,207	2,114
Accrued transfer agent expense	4,453	5,191	5,325
Other accrued expenses and other liabilities	9,883	9,701	11,147
Total Liabilities	98,741	67,090	85,728
NET ASSETS	$34,979,351	$27,078,835	$25,916,600

The accompanying notes are an integral part of these financial statements.

ActivePassive Funds
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
April 30, 2012 (Unaudited)

		Intermediate	Intermediate
International	Global Bond	Taxable	Municipal
Equity Fund	Fund	Bond Fund	Bond Fund

$23,882,443	$17,042,411	$32,891,908	$18,141,875
7,163	—	—	—
17,870	5,923	63,747	113,195
69,874	42,562	91,028	—
—	—	410	—
4,909	—	—	1,357
11,451	11,053	12,313	11,732
23,993,710	17,101,949	33,059,406	18,268,159

—	6,092	399,902	176,085
16,181	16,969	31,992	4,217
—	453	3,547	—
5,085	3,580	6,923	3,624
3,415	3,418	3,416	3,414
11,103	811	1,316	580
1,574	990	1,571	1,601
52	141	—	111
5,692	3,473	6,241	4,413
—	9	1	40
1,941	1,383	2,657	1,471
4,483	3,512	4,246	1,767
11,110	7,429	7,904	8,689
60,636	48,260	469,716	206,012
$23,933,074	$17,053,689	$32,589,690	$18,062,147

The accompanying notes are an integral part of these financial statements.

ActivePassive Funds
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
April 30, 2012 (Unaudited)

	Large Cap	Large Cap	Small/Mid
	Growth	Value	Cap
	Fund	Fund	Fund
NET ASSETS CONSIST OF:
Capital stock	$26,861,550	$23,022,015	$18,939,566
Accumulated net investment income (loss)	(40,826)	64,156	(77,982)
Accumulated net realized gain (loss) on investments	(88,391)	(196,046)	259,890
Unrealized net appreciation (depreciation) on:
Investments	8,247,018	4,188,710	6,795,126
Foreign currency related transactions	—	—	—
Total Net Assets	$34,979,351	$27,078,835	$25,916,600
NET ASSETS
Shares issued and outstanding
(Unlimited number of beneficial
interest authorized, $0.01 par value)	2,290,968	2,083,857	1,786,032
Net asset value, redemption price per share	$15.27	$12.99	$14.51
Maximum offering price per share
(net asset value divided by 94.25%)	$16.20	$13.78	$15.40

The accompanying notes are an integral part of these financial statements.

ActivePassive Funds
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
April 30, 2012 (Unaudited)

		Intermediate	Intermediate
International	Global Bond	Taxable	Municipal
Equity Fund	Fund	Bond Fund	Bond Fund

$23,805,634	$16,242,561	$31,030,821	$16,570,048
(33,208)	(1,382)	(3,284)	1,832
(1,791,617)	(46,524)	143,626	62,047

1,951,511	859,034	1,418,527	1,428,220
754	—	—	—
$23,933,074	$17,053,689	$32,589,690	$18,062,147

2,042,437	1,026,606	2,000,414	1,100,345
$11.72	$16.61	$16.29	$16.41

$12.44	$17.62	$17.28	$17.41

The accompanying notes are an integral part of these financial statements.

ActivePassive Funds
STATEMENTS OF OPERATIONS
For the Period Ended April 30, 2012 (Unaudited)

	Large Cap	Large Cap	Small/Mid
	Growth	Value	Cap
	Fund	Fund	Fund
INVESTMENT INCOME:
Dividend income	$170,062	$329,157	$104,224
Interest income	563	267	169
Total investment income	170,625	329,424	104,393
EXPENSES:
Investment advisory fees (Note 4)	121,976	95,284	97,263
Administration fees (Note 4)	10,303	10,303	10,303
Distribution fees (Note 5)	40,659	31,761	30,395
Service fees (Note 6)	16,263	12,705	12,158
Fund accounting fees (Note 4)	10,798	10,984	11,906
Audit fees	8,177	8,177	8,177
Federal and state registration fees	9,268	9,108	9,005
Transfer agent fees and expenses (Note 4)	17,110	17,815	17,694
Chief Compliance Officer fees and expenses (Note 4)	4,503	4,503	4,503
Legal fees	3,239	2,644	2,766
Reports to shareholders	2,743	2,543	2,812
Trustees’ fees and expenses	3,115	3,060	3,078
Custody fees (Note 4)	2,848	2,153	3,936
Interest expense (Note 8)	26	40	6
Other	5,591	4,645	4,864
Total expenses before reimbursement from advisor	256,619	215,725	218,866
Expense reimbursement from advisor (Note 4)	(45,168)	(63,230)	(36,491)
Net expenses	211,451	152,495	182,375
NET INVESTMENT INCOME (LOSS)	(40,826)	176,929	(77,982)
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	78,197	(25,355)	325,599
Foreign currency related transactions	—	—	—
Long-term capital gain distributions from
regulated investment companies	—	—	—
Change in unrealized
appreciation (depreciation) on:
Investments	4,023,364	2,299,459	2,001,332
Foreign currency related transactions	—	—	—
Net realized and unrealized gain (loss)	4,101,561	2,274,104	2,326,931
NET INCREASE IN NET
ASSETS RESULTING FROM OPERATIONS	$4,060,735	$2,451,033	$2,248,949

The accompanying notes are an integral part of these financial statements.

ActivePassive Funds
STATEMENTS OF OPERATIONS (Continued)
For the Period Ended April 30, 2012 (Unaudited)

		Intermediate	Intermediate
International	Global Bond	Taxable	Municipal
Equity Fund	Fund	Bond Fund	Bond Fund

$442,328	$374,485	$352,521	$110,859
710	198	120,010	167,966
443,038	374,683	472,531	278,825

90,256	61,298	94,773	52,385
10,303	10,303	10,303	10,303
28,205	20,433	39,489	21,827
11,282	8,173	15,796	8,731
14,447	10,381	17,951	14,747
8,177	8,177	8,177	8,177
9,013	9,056	10,297	9,318
17,580	13,918	14,284	4,983
4,503	2,883	4,503	4,503
2,992	1,995	2,743	2,617
2,995	1,720	2,333	1,356
3,052	2,989	3,115	2,989
27,136	1,705	2,858	1,995
1,665	26	29	71
3,440	3,907	5,056	3,513
235,046	156,964	231,707	147,515
(88,380)	(58,863)	(73,723)	(60,135)
146,666	98,101	157,984	87,380
296,372	276,582	314,547	191,445

1,886,625	21	111,592	69,663
(11,255)	—	—	—

—	14,311	67,817	9,833

(1,333,673)	(57,358)	123,217	623,138
(1,611)	—	—	—
540,086	(43,026)	302,626	702,634

$836,458	$233,556	$617,173	$894,079

The accompanying notes are an integral part of these financial statements.

ActivePassive Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Large Cap Growth Fund		Large Cap Value Fund
	Six Months		Six Months
	Ended	Year	Ended	Year
	April 30,	Ended	April 30,	Ended
	2012	October 31,	2012	October 31,
	(Unaudited)	2011	(Unaudited)	2011
OPERATIONS:
Net investment income (loss)	$(40,826)	$(90,969)	$176,929	$293,826
Net realized gain (loss) on investments	78,197	1,870,967	(25,355)	707,416
Change in unrealized
appreciation on securities	4,023,364	344,309	2,299,459	237,134
Net increase in net assets
resulting from operations	4,060,735	2,124,307	2,451,033	1,238,376

DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income	—	—	(325,281)	(224,536)
Net realized gains	(1,394,329)	—	(510,842)	—
Total distributions	(1,394,329)	—	(836,123)	(224,536)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares subscribed	4,037,122	11,048,863	3,347,442	8,626,454
Dividends reinvested	1,340,317	—	801,163	211,711
Cost of shares redeemed	(3,830,683)	(8,321,990)	(2,771,553)	(6,747,909)
Net increase in net assets derived
from capital share transactions	1,546,756	2,726,873	1,377,052	2,090,256

TOTAL INCREASE IN NET ASSETS	4,213,162	4,851,180	2,991,962	3,104,096

NET ASSETS:
Beginning of period	30,766,189	25,915,009	24,086,873	20,982,777
End of period	$34,979,351	$30,766,189	$27,078,835	$24,086,873
Accumulated net investment
income (loss), end of period	$(40,826)	$—	$64,156	$212,508

CHANGES IN SHARES OUTSTANDING:
Shares sold	281,449	782,462	270,320	691,548
Shares issued to holders as
reinvestment of dividends	99,875	—	67,155	17,032
Shares redeemed	(263,291)	(586,177)	(221,555)	(533,296)
Net increase in shares outstanding	118,033	196,285	115,920	175,284

The accompanying notes are an integral part of these financial statements.

ActivePassive Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Small/Mid Cap Fund
	Six Months
	Ended	Year
	April 30,	Ended
	2012	October 31,
	(Unaudited)	2011
OPERATIONS:
Net investment income (loss)	$(77,982)	$(154,746)
Net realized gain on investments	325,599	1,772,929
Change in unrealized appreciation on securities	2,001,332	831,695
Net increase in net assets resulting from operations	2,248,949	2,449,878

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains	(285,961)	—
Total distributions	(285,961)	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares subscribed	3,222,859	8,316,211
Dividends reinvested	275,132	—
Cost of shares redeemed	(2,714,034)	(9,026,936)
Net increase (decrease) in net assets derived
from capital share transactions	783,957	(710,725)

TOTAL INCREASE IN NET ASSETS	2,746,945	1,739,153

NET ASSETS:
Beginning of period	23,169,655	21,430,502
End of period	$25,916,600	$23,169,655
Accumulated net investment income (loss), end of period	$(77,982)	$—

CHANGES IN SHARES OUTSTANDING:
Shares sold	235,624	610,915
Shares issued to holders as reinvestment of dividends	21,051	—
Shares redeemed	(196,179)	(634,951)
Net increase (decrease) in shares outstanding	60,496	(24,036)

The accompanying notes are an integral part of these financial statements.

ActivePassive Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	International
	Equity Fund		Global Bond Fund
	Six Months		Six Months
	Ended	Year	Ended	Year
	April 30,	Ended	April 30,	Ended
	2012	October 31,	2012	October 31,
	(Unaudited)	2011	(Unaudited)	2011
OPERATIONS:
Net investment income	$296,372	$314,718	$276,582	$337,033
Net realized gain (loss) on investments
and foreign currency related transactions	1,875,370	323,104	21	(5,131)
Long-term capital gain distributions
from regulated investment companies	—	6,628	14,311	25,411
Change in unrealized
appreciation (depreciation) on securities	(1,335,284)	(1,303,023)	(57,358)	(60,138)
Net increase (decrease) in net assets
resulting from operations	836,458	(658,573)	233,556	297,175

DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income	(412,890)	(231,284)	(281,490)	(334,209)
Total distributions	(412,890)	(231,284)	(281,490)	(334,209)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares subscribed	3,366,292	8,329,824	2,616,493	7,643,005
Dividends reinvested	396,428	219,828	274,016	321,611
Cost of shares redeemed	(2,329,988)	(7,796,576)	(1,931,349)	(4,287,013)
Redemption fee	—	183	12	97
Net increase in net assets derived
from capital share transactions	1,432,732	753,259	959,172	3,677,700

TOTAL INCREASE (DECREASE)
IN NET ASSETS	1,856,300	(136,598)	911,238	3,640,666

NET ASSETS:
Beginning of period	22,076,774	22,213,372	16,142,451	12,501,785
End of period	$23,933,074	$22,076,774	$17,053,689	$16,142,451
Accumulated net investment
income (loss), end of period	$(33,208)	$83,310	$(1,382)	$3,526

CHANGES IN SHARES OUTSTANDING:
Shares sold	297,067	682,253	159,116	462,402
Shares issued to holders as
reinvestment of dividends	36,843	17,887	16,781	19,507
Shares redeemed	(204,284)	(622,907)	(117,455)	(259,868)
Net increase in shares outstanding	129,626	77,233	58,442	222,041

The accompanying notes are an integral part of these financial statements.

ActivePassive Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Intermediate Taxable		Intermediate
	Bond Fund		Municipal Bond Fund
	Six Months		Six Months
	Ended	Year	Ended	Year
	April 30,	Ended	April 30,	Ended
	2012	October 31,	2012	October 31,
	(Unaudited)	2011	(Unaudited)	2011
OPERATIONS:
Net investment income	$314,547	$544,881	$191,445	$367,554
Net realized gain on investments	111,592	130,932	69,663	38,322
Long-term capital gain distributions
from regulated investment companies	67,817	43,222	9,833	17,271
Change in unrealized
appreciation on securities	123,217	259,292	623,138	95,010
Net increase in net assets
resulting from operations	617,173	978,327	894,079	518,157

DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income	(339,553)	(529,894)	(196,829)	(360,338)
Net realized gains	(194,992)	(155,326)	(68,884)	(128,539)
Total distributions	(534,545)	(685,220)	(265,713)	(488,877)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares subscribed	4,929,338	14,605,324	2,598,712	6,730,502
Dividends reinvested	521,555	659,768	242,507	425,924
Cost of shares redeemed	(3,881,624)	(8,210,984)	(1,790,000)	(4,401,932)
Net increase in net assets derived
from capital share transactions	1,569,269	7,054,108	1,051,219	2,754,494

TOTAL INCREASE IN NET ASSETS	1,651,897	7,347,215	1,679,585	2,783,774

NET ASSETS:
Beginning of period	30,937,793	23,590,578	16,382,562	13,598,788
End of period	$32,589,690	$30,937,793	$18,062,147	$16,382,562
Accumulated net investment
income (loss), end of period	$(3,284)	$21,722	$1,832	$7,216

CHANGES IN
SHARES OUTSTANDING:
Shares sold	303,614	917,932	159,982	436,085
Shares issued to holders as
reinvestment of dividends	32,217	41,653	14,933	27,836
Shares redeemed	(239,120)	(515,716)	(110,549)	(286,081)
Net increase in shares outstanding	96,711	443,869	64,366	177,840

The accompanying notes are an integral part of these financial statements.

ActivePassive Large Cap Growth Fund
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Six Months					December 31,
	Ended					2007*
	April 30,					through
	2012		Year Ended October 31,			October 31,
	(Unaudited)		2011	2010	2009	2008
PER SHARE DATA:
Net asset value,
beginning of period	$14.16		$13.11	$11.04	$9.80	$15.00

Income from
investment operations:
Net investment income (loss)(1)	(0.02)		(0.04)	(0.01)	—	(0.02)
Net realized and unrealized
gains (losses) on securities	1.76		1.09	2.09	1.24	(5.18)
Total from
investment operations	1.74		1.05	2.08	1.24	(5.20)

Less Distributions:
Dividends from
net investment income	—		—	(0.01)	—	—
Dividends from
net realized gains	(0.63)		—	—	—	—
Total distributions	(0.63)		—	(0.01)	—	—

Net asset value, end of period	$15.27		$14.16	$13.11	$11.04	$9.80

TOTAL RETURN	12.94	%+	8.01%	18.83%	12.65%	-34.67	%+

SUPPLEMENTAL
DATA AND RATIOS:
Net assets, end of
period (millions)	$35.0		$30.8	$25.9	$8.7	$2.3
Ratio of expenses
to average net assets:
Before advisory fee waiver(2)	1.57	%^	1.65%	1.86%	4.12%	9.39	%^
After advisory fee waiver(2)	1.30	%^	1.30%	1.30%	1.30%	1.47	%^
Ratio of net investment
income to average net assets:
Before advisory fee waiver	-0.52	%^	-0.66%	-0.73%	-2.78%	-8.26	%^
After advisory fee waiver	-0.25	%^	-0.31%	-0.17%	0.04%	-0.34	%^
Portfolio turnover rate	4	%+	54%	20%	19%	10	%+

*	Commencement of operations for shares was December 31, 2007.
+	Not Annualized.
^	Annualized.
(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Does not include expenses of the investment companies in which the Funds invest.

The accompanying notes are an integral part of these financial statements.

ActivePassive Large Cap Value Fund
FINANCIAL HIGHLIGHTS (Continued)
For a share outstanding throughout each period

	Six Months					December 31,
	Ended					2007*
	April 30,					through
	2012		Year Ended October 31,			October 31,
	(Unaudited)		2011	2010	2009	2008
PER SHARE DATA:
Net asset value,
beginning of period	$12.24		$11.70	$10.45	$10.01	$15.00

Income from
investment operations:
Net investment income(1)	0.09		0.15	0.11	0.12	0.09
Net realized and unrealized
gains (losses) on securities	1.08		0.51	1.24	0.45	(5.08)
Total from
investment operations	1.17		0.66	1.35	0.57	(4.99)

Less Distributions:
Dividends from
net investment income	(0.16)		(0.12)	(0.10)	(0.13)	—
Dividends from
net realized gains	(0.26)		—	—	—	—
Total distributions	(0.42)		(0.12)	(0.10)	(0.13)	—

Net asset value, end of period	$12.99		$12.24	$11.70	$10.45	$10.01

TOTAL RETURN	9.86	%+	5.64%	12.97%	5.91%	-33.27	%+

SUPPLEMENTAL
DATA AND RATIOS:
Net assets, end of
period (millions)	$27.1		$24.1	$21.0	$8.0	$2.4
Ratio of expenses
to average net assets:
Before advisory fee waiver(2)	1.69	%^	1.74%	1.95%	4.07%	8.24	%^
After advisory fee waiver(2)	1.20	%^	1.20%	1.20%	1.20%	1.46	%^
Ratio of net investment
income to average net assets:
Before advisory fee waiver	0.89	%^	0.69%	0.43%	-1.25%	-5.39	%^
After advisory fee waiver	1.38	%^	1.23%	1.18%	1.62%	1.39	%^
Portfolio turnover rate	2	%+	23%	9%	15%	23	%+

*	Commencement of operations for shares was December 31, 2007.
+	Not Annualized.
^	Annualized.
(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Does not include expenses of the investment companies in which the Funds invest.

The accompanying notes are an integral part of these financial statements.

ActivePassive Small/Mid Cap Fund
FINANCIAL HIGHLIGHTS (Continued)
For a share outstanding throughout each period

	Six Months					December 31,
	Ended					2007*
	April 30,					through
	2012		Year Ended October 31,			October 31,
	(Unaudited)		2011	2010	2009	2008
PER SHARE DATA:
Net asset value,
beginning of period	$13.43		$12.25	$9.42	$8.85	$15.00

Income from
investment operations:
Net investment income (loss)(1)	(0.04)		(0.09)	(0.05)	(0.05)	(0.08)
Net realized and unrealized
gains (losses) on securities	1.28		1.27	2.88	0.62	(6.07)
Total from
investment operations	1.24		1.18	2.83	0.57	(6.15)

Less Distributions:
Dividends from
net investment income	—		—	—	—	—
Dividends from
net realized gains	(0.16)		—	—	—	—
Total distributions	(0.16)		—	—	—	—

Net asset value, end of period	$14.51		$13.43	$12.25	$9.42	$8.85

TOTAL RETURN	9.39	%+	9.63%	30.04%	6.44%	-41.00	%+

SUPPLEMENTAL
DATA AND RATIOS:
Net assets, end of
period (millions)	$25.9		$23.2	$21.4	$7.4	$4.0
Ratio of expenses
to average net assets:
Before advisory fee waiver(2)	1.80	%^	1.81%	2.31%	3.98%	4.88	%^
After advisory fee waiver(2)	1.50	%^	1.50%	1.50%	1.50%	1.59	%^
Ratio of net investment
income to average net assets:
Before advisory fee waiver	-0.94	%^	-0.96%	-1.52%	-3.21%	-4.51	%^
After advisory fee waiver	-0.64	%^	-0.65%	-0.71%	-0.73%	-1.22	%^
Portfolio turnover rate	12	%+	34%	71%	88%	24	%+

*	Commencement of operations for shares was December 31, 2007.
+	Not Annualized.
^	Annualized.
(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Does not include expenses of the investment companies in which the Funds invest.

The accompanying notes are an integral part of these financial statements.

ActivePassive International Equity Fund
FINANCIAL HIGHLIGHTS (Continued)
For a share outstanding throughout each period

	Six Months					December 31,
	Ended					2007*
	April 30,					through
	2012		Year Ended October 31,			October 31,
	(Unaudited)		2011	2010	2009	2008
PER SHARE DATA:
Net asset value,
beginning of period	$11.54		$12.10	$10.86	$8.90	$15.00

Income from
investment operations:
Net investment income(1)	0.15		0.17	0.09	0.06	0.13
Net realized and unrealized
gains (losses) on securities	0.24		(0.61)	1.27	2.04	(6.23)
Total from
investment operations	0.39		(0.44)	1.36	2.10	(6.10)

Less Distributions:
Dividends from
net investment income	(0.21)		(0.12)	(0.12)	(0.14)	—
Total distributions	(0.21)		(0.12)	(0.12)	(0.14)	—

Net asset value, end of period	$11.72		$11.54	$12.10	$10.86	$8.90

TOTAL RETURN	3.55	%+	-3.67%	12.56%	24.01%	-40.67	%+

SUPPLEMENTAL
DATA AND RATIOS:
Net assets, end of
period (millions)	$23.9		$22.1	$22.2	$13.5	$6.9
Ratio of expenses
to average net assets:
Before advisory fee waiver(2)	2.08	%^	2.13%	2.47%	3.62%	3.92	%^
After advisory fee waiver(2)	1.30	%^	1.30%	1.30%	1.30%	1.57	%^
Ratio of net investment
income to average net assets:
Before advisory fee waiver	1.84	%^	0.52%	-0.47%	-1.60%	-0.42	%^
After advisory fee waiver	2.62	%^	1.35%	0.70%	0.72%	1.93	%^
Portfolio turnover rate	50	%+	24%	16%	54%	19	%+

*	Commencement of operations for shares was December 31, 2007.
+	Not Annualized.
^	Annualized.
(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Does not include expenses of the investment companies in which the Funds invest.

The accompanying notes are an integral part of these financial statements.

ActivePassive Global Bond Fund
FINANCIAL HIGHLIGHTS (Continued)
For a share outstanding throughout each period

	Six Months					December 31,
	Ended					2007*
	April 30,					through
	2012		Year Ended October 31,			October 31,
	(Unaudited)		2011	2010	2009	2008
PER SHARE DATA:
Net asset value,
beginning of period	$16.67		$16.76	$15.89	$13.35	$15.00

Income from
investment operations:
Net investment income(1)	0.23		0.38	0.27	0.50	0.31
Net realized and unrealized
gains (losses) on securities	(0.05)		(0.09)	0.87	2.56	(1.66)
Total from
investment operations	0.18		0.29	1.14	3.06	(1.35)

Less Distributions:
Dividends from
net investment income	(0.24)		(0.38)	(0.27)	(0.51)	(0.30)
Return of capital	—		—	—	(0.01)	—
Total distributions	(0.24)		(0.38)	(0.27)	(0.52)	(0.30)

Net asset value, end of period	$16.61		$16.67	$16.76	$15.89	$13.35

TOTAL RETURN	1.38	%+	1.78%	7.32%	23.42%	-9.27	%+

SUPPLEMENTAL
DATA AND RATIOS:
Net assets, end of
period (millions)	$17.1		$16.1	$12.5	$5.8	$2.6
Ratio of expenses
to average net assets:
Before advisory fee waiver(2)	1.92	%^	2.01%	2.53%	4.72%	8.68	%^
After advisory fee waiver(2)	1.20	%^	1.20%	1.20%	1.20%	1.20	%^
Ratio of net investment
income to average net assets:
Before advisory fee waiver	2.66	%^	1.52%	0.31%	-0.39%	-4.25	%^
After advisory fee waiver	3.38	%^	2.33%	1.64%	3.13%	3.23	%^
Portfolio turnover rate	1	%+	6%	2%	15%	0	%+

*	Commencement of operations for shares was December 31, 2007.
+	Not Annualized.
^	Annualized.
(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Does not include expenses of the investment companies in which the Funds invest.

The accompanying notes are an integral part of these financial statements.

ActivePassive Intermediate Taxable Bond Fund
FINANCIAL HIGHLIGHTS (Continued)
For a share outstanding throughout each period

	Six Months					December 31,
	Ended					2007*
	April 30,					through
	2012		Year Ended October 31,			October 31,
	(Unaudited)		2011	2010	2009	2008
PER SHARE DATA:
Net asset value,
beginning of period	$16.25		$16.16	$15.48	$14.29	$15.00

Income from
investment operations:
Net investment income(1)	0.16		0.31	0.31	0.42	0.30
Net realized and unrealized
gains (losses) on securities	0.15		0.18	0.68	1.19	(0.71)
Total from
investment operations	0.31		0.49	0.99	1.61	(0.41)

Less Distributions:
Dividends from
net investment income	(0.17)		(0.30)	(0.31)	(0.42)	(0.30)
Dividends from
net realized gains	(0.10)		(0.10)	—	—	—
Total distributions	(0.27)		(0.40)	(0.31)	(0.42)	(0.30)

Net asset value, end of period	$16.29		$16.25	$16.16	$15.48	$14.29

TOTAL RETURN	1.96	%+	3.15%	6.50%	11.35%	-2.77	%+

SUPPLEMENTAL
DATA AND RATIOS:
Net assets, end of
period (millions)	$32.6		$30.9	$23.6	$11.4	$5.9
Ratio of expenses
to average net assets:
Before advisory fee waiver(2)	1.46	%^	1.53%	1.77%	2.69%	4.42	%^
After advisory fee waiver(2)	1.00	%^	1.00%	1.00%	1.00%	1.34	%^
Ratio of net investment
income to average net assets:
Before advisory fee waiver	1.52	%^	1.45%	1.22%	1.03%	-0.19	%^
After advisory fee waiver	1.98	%^	1.98%	1.99%	2.72%	2.89	%^
Portfolio turnover rate	23	%+	44%	49%	40%	50	%+

*	Commencement of operations for shares was December 31, 2007.
+	Not Annualized.
^	Annualized.
(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Does not include expenses of the investment companies in which the Funds invest.

The accompanying notes are an integral part of these financial statements.

ActivePassive Intermediate Municipal Bond Fund
FINANCIAL HIGHLIGHTS (Continued)
For a share outstanding throughout each period

	Six Months					December 31,
	Ended					2007*
	April 30,					through
	2012		Year Ended October 31,			October 31,
	(Unaudited)		2011	2010	2009	2008
PER SHARE DATA:
Net asset value,
beginning of period	$15.81		$15.85	$15.24	$14.13	$15.00

Income from
investment operations:
Net investment income(1)	0.18		0.38	0.41	0.41	0.21
Net realized and unrealized
gains (losses) on securities	0.67		0.09	0.61	1.12	(0.87)
Total from
investment operations	0.85		0.47	1.02	1.53	(0.66)

Less Distributions:
Dividends from
net investment income	(0.18)		(0.37)	(0.41)	(0.41)	(0.21)
Dividends from
net realized gains	(0.07)		(0.14)	—#	(0.01)	—
Total distributions	(0.25)		(0.51)	(0.41)	(0.42)	(0.21)

Net asset value, end of period	$16.41		$15.81	$15.85	$15.24	$14.13

TOTAL RETURN	5.38	%+	3.09%	6.76%	10.91%	-4.47	%+

SUPPLEMENTAL
DATA AND RATIOS:
Net assets, end of
period (millions)	$18.1		$16.4	$13.6	$13.1	$7.3
Ratio of expenses
to average net assets:
Before advisory fee waiver(2)	1.69	%^	1.78%	1.84%	2.30%	3.67	%^
After advisory fee waiver (2)	1.00	%^	1.00%	1.00%	1.00%	1.34	%^
Ratio of net investment
income to average net assets:
Before advisory fee waiver	1.50	%^	1.67%	1.74%	1.43%	-0.30	%^
After advisory fee waiver	2.19	%^	2.45%	2.58%	2.73%	2.03	%^
Portfolio turnover rate	7	%+	13%	41%	28%	2	%+

*	Commencement of operations for shares was December 31, 2007.
#	Amount is less than ($0.01) per share.
+	Not Annualized.
^	Annualized.
(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Does not include expenses of the investment companies in which the Funds invest.

The accompanying notes are an integral part of these financial statements.

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS
April 30, 2012 (Unaudited)

NOTE 1 – ORGANIZATION

The ActivePassive Large Cap Growth Fund, ActivePassive Large Cap Value Fund, ActivePassive Small/Mid Cap Fund, ActivePassive International Equity Fund, ActivePassive Global Bond Fund, ActivePassive Intermediate Taxable Bond Fund and ActivePassive Intermediate Municipal Bond Fund (each a “Fund” and collectively the “Funds”) are each diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 as an open-end management investment company.  The investment objective of the Funds, except for the ActivePassive Intermediate Taxable Bond Fund, ActivePassive Intermediate Municipal Bond Fund and ActivePassive Global Bond Fund, is long term capital appreciation.  The investment objective of the ActivePassive Intermediate Taxable Bond Fund, ActivePassive Intermediate Municipal Bond Fund and ActivePassive Global Bond Fund is income and capital appreciation.  The Funds are advised by Envestnet Portfolio Solutions, Inc.  The ActivePassive Large Cap Growth Fund is sub-advised by TCW Investment Management Company.  The ActivePassive Large Cap Value Fund is sub-advised by C.S. McKee.  The ActivePassive Small/Mid Cap Fund is sub-advised by Eagle Asset Management, Inc.  The ActivePassive International Equity Fund was sub-advised by Invesco AIM Advisors, Inc., with their agreement ending March 31, 2012.  The ActivePassive Intermediate Taxable Bond Fund is sub-advised by Sage Advisory Services Ltd.  The ActivePassive Intermediate Municipal Bond Fund is sub-advised by Gannett, Welsh & Kotler, LLC.  The Funds began operations on December 31, 2007.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.

B.
Federal Income Taxes:  It is the Funds’ policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2012 (Unaudited)

recorded related to uncertain tax positions taken on returns filed for open tax years 2009 – 2011, or expected to be taken in the Funds’ 2012 tax returns.  The Funds identify their major tax jurisdictions as U.S. Federal and the state of Delaware.

C.
Security Transactions, Dividends and Distributions:  Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  The ActivePassive Large Cap Growth Fund, ActivePassive Large Cap Value Fund, ActivePassive Small/Mid Cap Fund and ActivePassive International Equity Fund will make distributions of dividends and capital gains, if any, at least annually, typically in December.  The Funds may make any additional payment of dividends or distributions if they deem it desirable at any other time during the year.  The ActivePassive Global Bond Fund, the ActivePassive Intermediate Taxable Bond Fund and the ActivePassive Intermediate Municipal Bond Fund distribute substantially all of their net investment income monthly and substantially all of their capital gains annually.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America.  To extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

D.
Reclassification of Capital Accounts:  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the year ended October 31, 2011, the following table shows the reclassifications made:

	Undistributed	Accumulated
	Net Investment	Net Realized	Paid In
	Income/(Loss)	Gain/(Loss)	Capital
Large Cap Growth Fund	$90,969	$(45,668)	$(45,301)
Large Cap Value Fund	—	—	—
Small/Mid Cap Fund	154,745	—	(154,745)
International Equity Fund	(124)	124	—
Global Bond Fund	702	—	(702)
Intermediate Taxable Bond Fund	6,182	(6,182)	—
Intermediate Municipal Bond Fund	—	—	—

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2012 (Unaudited)

The permanent differences primarily relate to net operating losses and paydown adjustments with differing book and tax methods for accounting.

E.
Use of Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

F.
Redemption Fees:  The International Equity Fund and the Global Bond Fund each charge a 1% redemption fee to shareholders who redeem shares held for 5 days or less.  Such fees are retained by the Fund and accounted for as an addition to paid-in capital.

G.
REITs:  The Funds can make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations.  It is quite common for these dividends to exceed the REITs’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital.  Each Fund intends to include the gross dividends from such REITs in its annual distributions to its shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.

H.
Foreign Risk:  Investments in foreign securities entail certain risks.  There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Funds’ investments in certain foreign countries.  Since foreign securities normally are denominated and traded in foreign currencies, the value of the Funds’ assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies.  There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States.  The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.

In addition to securities traded principally in securities markets outside the United States and securities denominated in foreign currencies, the Fund may invest in American Depository Receipts (ADRs).  ADRs generally are

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2012 (Unaudited)

U.S. dollar-denominated receipts issued by domestic banks representing the deposit with the bank of securities of a foreign issuer, and are traded on exchanges or over-the-counter in the United States.  Because an ADR represents an indirect investment in securities of a foreign issuer, investments in ADRs are subject to the risks associated with foreign securities generally, as described above.

I.
Mutual Fund and ETF Trading Risk:  The Funds may invest in other mutual funds that are either open-end or closed-end investment companies as well as ETFs.  ETFs are investment companies that are bought and sold on a national securities exchange.  Unlike mutual funds, ETFs do not necessarily trade at the net asset values of their underlying securities, which means an ETF could potentially trade above or below the value of the underlying portfolios.  Additionally, because ETFs trade like stocks on exchanges, they are subject to trading and commission costs unlike mutual funds.  Also, both mutual funds and ETFs have management fees that are part of their costs, and the Funds will indirectly bear its proportionate share of these costs.

J.
Derivatives:  The Funds have adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification (“FASB ASC”).  The Funds are required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivatives instruments affect an entity’s results of operations and financial position.  During the six months ended April 30, 2012, the Funds did not hold any derivative instruments.

K.
REITs:  The Funds can make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations.  It is quite common for these dividends to exceed the REITs’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital.  Each Fund intends to include the gross dividends from such REITs in its annual distributions to its shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.

L.
Events Subsequent to the Fiscal Period End:  In preparing the financial statements as of April 30, 2012, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2012 (Unaudited)

M.
New Accounting Pronouncement: In May 2011, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting Standards (“IFRSs”).  ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs.  ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.  Management is currently evaluating the impact of these amendments and does not believe they will have a material impact on the Fund’s financial statements.  In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.  The guidance requires retrospective applications for all comparative periods presented.  The Funds are currently evaluating the impact ASU 2011-11 will have on the financial statements disclosures.

NOTE 3 – SUMMARY OF FAIR VALUE EXPOSURE

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2012 (Unaudited)

assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – The Funds’ investments are carried at fair value. Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange-traded funds, closed end mutual funds and real estate investment trusts or “REITs”, which are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Debt Securities – Debt securities, such as corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  These securities will generally be classified in level 2 of the fair value hierarchy.

Open-End Mutual Funds – Investments in open-end mutual funds are generally priced at the ending net asset value (NAV) provided by the service agent of the Funds and will be classified as level 1 securities.

Short-Term Securities – Short-term securities having a maturity of less than 60 days are valued at amortized cost, which approximates market value.  To the

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2012 (Unaudited)

extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the ActivePassive Large Cap Growth Fund's net assets as of April 30, 2012 (Unaudited):

	Level 1	Level 2	Level 3	Total
Common Stocks-
Finance & Insurance	$1,313,611	$—	$—	$1,313,611
Information	1,754,314	—	—	1,754,314
Manufacturing	6,230,609	—	—	6,230,609
Mining	1,925,388	—	—	1,925,388
Professional, Scientific
& Technical Services	2,865,309	—	—	2,865,309
Retail Trade	1,193,133	—	—	1,193,133
Transportation & Warehousing	794,730	—	—	794,730
Total Common Stocks	$16,077,094	$—	$—	$16,077,094
Exchange-Traded Funds	18,261,953	—	—	18,261,953
Short-Term Investments	619,776	—	—	619,776
Total Investments	$34,958,823	$—	$—	$34,958,823

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2012 (Unaudited)

The following is a summary of the inputs used to value the ActivePassive Large Cap Value Fund's net assets as of April 30, 2012 (Unaudited):

	Level 1	Level 2	Level 3	Total
Common Stocks
Finance & Insurance	$1,269,885	$—	$—	$1,269,885
Health Care & Social Assistance	214,099	—	—	214,099
Information	808,147	—	—	808,147
Management of Companies
& Enterprises	134,380	—	—	134,380
Manufacturing	3,018,291	—	—	3,018,291
Mining, Quarrying,
Oil & Gas Extraction	771,922	—	—	771,922
Professional, Scientific
& Technical Services	83,841	—	—	83,841
Retail Trade	694,180	—	—	694,180
Utilities	351,888	—	—	351,888
Wholesale Trade	464,020	—	—	464,020
Total Common Stocks	$7,810,653	$—	$—	$7,810,653
Closed-End Funds	47,906	—	—	47,906
Exchange-Traded Funds	18,920,542	—	—	18,920,542
Short-Term Investments	274,513	—	—	274,513
Total Investments	$27,053,614	$—	$—	$27,053,614

The following is a summary of the inputs used to value the ActivePassive Small/Mid Cap Fund's net assets as of April 30, 2012 (Unaudited):

	Level 1	Level 2	Level 3	Total
Common Stocks
Accommodation & Food Services	$266,210	$—	$—	$266,210
Administrative Support,
Waste Management &	363,109	—	—	363,109
Remediation Services
Arts, Entertainment & Recreation	369,733	—	—	369,733
Finance & Insurance	1,268,239	—	—	1,268,239
Health Care & Social Assistance	136,763	—	—	136,763
Information	1,254,699	—	—	1,254,699
Management of Companies
& Enterprises	82,309	—	—	82,309
Manufacturing	6,530,872	—	—	6,530,872
Mining	407,365	—	—	407,365
Professional, Scientific
& Technical Services	1,301,922	—	—	1,301,922
Real Estate, Rental & Leasing	232,700	—	—	232,700
Retail Trade	1,682,397	—	—	1,682,397
Transportation & Warehousing	406,477	—	—	406,477
Total Common Stocks	$14,302,795	$—	$—	$14,302,795
Exchange-Traded Funds	11,356,038	—	—	11,356,038
Trusts	61,881	—	—	61,881
Short-Term Investments	126,616	—	—	126,616
Total Investments	$25,847,330	$—	$—	$25,847,330

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2012 (Unaudited)

The following is a summary of the inputs used to value the ActivePassive International Equity Fund's net assets as of April 30, 2012 (Unaudited):

	Level 1	Level 2	Level 3	Total
Open-End Funds	$23,568,478	$—	$—	$23,568,478
Short-Term Investments	313,965	—	—	313,965
Total Investments	$23,882,443	$—	$—	$23,882,443

The following is a summary of the inputs used to value the ActivePassive Global Bond Fund's net assets as of April 30, 2012 (Unaudited):

	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$9,220,292	$—	$—	$9,220,292
Open-End Funds	7,556,833	—	—	7,556,833
Short-Term Investments	265,286	—	—	265,286
Total Investments	$17,042,411	$—	$—	$17,042,411

The following is a summary of the inputs used to value the ActivePassive Intermediate Taxable Bond Fund's net assets as of April 30, 2012 (Unaudited):

	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$941,916	$—	$941,916
Collateralized Mortgage
Obligation — Private
Mortgage Backed Securities	—	890,494	—	890,494
Corporate Bond Securities	—	3,624,125	—	3,624,125
Exchange-Traded Funds	21,470,262	—	—	21,470,262
Mortgage Backed Securities	—	387,208	—	387,208
U.S. Government Agency Issues	—	1,649,325	—	1,649,325
U.S. Treasury Obligations	—	2,788,923	—	2,788,923
Short-Term Investments	1,139,655	—	—	1,139,655
Total Investments	$22,609,917	$10,281,991	$—	$32,891,908

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2012 (Unaudited)

The following is a summary of the inputs used to value the ActivePassive Intermediate Municipal Bond Fund's net assets as of April 30, 2012 (Unaudited):

	Level 1	Level 2	Level 3	Total
Municipal Bonds
Arizona	$—	$168,192	$—	$168,192
California	—	1,615,852	—	1,615,852
Colorado	—	113,161	—	113,161
Florida	—	961,369	—	961,369
Georgia	—	146,715	—	146,715
Illinois	—	378,517	—	378,517
Massachusetts	—	502,856	—	502,856
Michigan	—	637,693	—	637,693
New Hampshire	—	363,444	—	363,444
New Jersey	—	898,109	—	898,109
New York	—	1,432,472	—	1,432,472
North Carolina	—	211,376	—	211,376
Oklahoma	—	238,688	—	238,688
Oregon	—	430,388	—	430,388
Pennsylvania	—	176,515	—	176,515
South Carolina	—	477,012	—	477,012
Texas	—	1,177,634	—	1,177,634
Utah	—	157,913	—	157,913
Washington	—	296,232	—	296,232
Total Municipal Bonds	$—	$10,384,138	$—	$10,384,138
Exchange-Traded Funds	7,375,769	—	—	7,375,769
Short-Term Investments	381,968	—	—	381,968
Total Investments	$7,757,737	$10,384,138	$—	$18,141,875

Transfers between levels are recognized at the end of the reporting period.  There were no transfers of securities between levels during the reporting period.  During the six months ended April 30, 2012, the Funds recognized no transfers to/from level 1 or level 2. There were no level 3 securities held in the Funds during the six months ended April 30, 2012.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the six months ended April 30, 2012, Envestnet Portfolio Solutions, Inc. (the “Advisor”) provided the Funds with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor is entitled to a monthly management fee based upon the average daily net assets of the Funds at the annual rates of:

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2012 (Unaudited)

Small/Mid Cap Fund and International Equity Fund	0.80%
Large Cap Growth Fund, Large Cap Value Fund,
and Global Bond Fund	0.75%
Intermediate Taxable Bond Fund, and
Intermediate Municipal Bond Fund	0.60%

For the six months ended April 30, 2012, the advisory fees incurred by each of the Funds were as follows: $121,976 for the Large Cap Growth Fund, $95,284 for the Large Cap Value Fund, $97,263 for the Small/Mid Cap Fund, $90,256 for the International Equity Fund, $61,298 for the Global Bond Fund, $94,773 for the Intermediate Taxable Bond Fund and $52,385 for the Intermediate Municipal Bond Fund.  Advisory fees payable at April 30, 2012 for each of the Funds were as follows:  $14,253 for the Large Cap Growth Fund, $5,958 for the Large Cap Value Fund, $11,062 for the Small/Mid Cap Fund, $453 for the Global Bond Fund and $3,547 for the Intermediate Taxable Bond Fund.

Each of the Funds is responsible for its own operating expenses.  The Advisor has contractually agreed, however, to waive its fees and/or absorb expenses of the Funds to ensure that the total net annual fund operating expenses (excluding Acquired Fund Fees and Expenses, tax, interest, and extraordinary expenses) do not exceed the following amounts of the Funds’ average daily net assets:

Small/Mid Cap Fund	1.50%
Large Cap Growth Fund and International Equity Fund	1.30%
Large Cap Value Fund and Global Bond Fund	1.20%
Intermediate Taxable Bond Fund and
Intermediate Municipal Bond Fund	1.00%

Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  For the six months ended April 30, 2012, the Advisor reduced its fees in the amount of $45,168 for the Large Cap Growth Fund, $63,230 for the Large Cap Value Fund, $36,491 for the Small/Mid Cap Fund, $88,380 for the International Equity Fund, $58,863 for the Global Bond Fund, $73,723 for the Intermediate Taxable Bond Fund and $60,135 for the Intermediate Municipal Bond Fund.  Cumulative

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2012 (Unaudited)

expenses subject to recapture pursuant to the aforementioned conditions and the year of expiration are as follows:

	2012	2013	2014	2015	Total
Large Cap
Growth Fund	$137,997	$107,918	$103,543	$45,168	$394,626
Large Cap Value Fund	$130,777	$120,475	$127,628	$63,230	$442,110
Small/Mid Cap Fund	$128,043	$103,798	$74,884	$36,491	$343,216
International
Equity Fund	$216,048	$202,349	$193,380	$88,380	$700,157
Global Bond Fund	$139,567	$123,246	$117,089	$58,863	$438,765
Intermediate Taxable
Bond Fund	$141,821	$138,945	$146,597	$73,723	$501,086
Intermediate Municipal
Bond Fund	$129,312	$123,306	$117,301	$60,135	$430,054

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Funds’ Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.

For the six months ended April 30, 2012, the administration fees incurred by each of the Funds were:  $10,303 for the Large Cap Growth Fund, $10,303 for the Large Cap Value Fund, $10,303 for the Small/Mid Cap Fund, $10,303 for the International Equity Fund, $10,303 for the Global Bond Fund, $10,303 for the Intermediate Taxable Bond Fund and $10,303 for the Intermediate Municipal Bond Fund.  Administration fees payable at April 30, 2012 for each of the Funds were as follows:  $3,420 for the Large Cap Growth Fund, $3,420 for the Large Cap Value Fund, $3,396 for the Small/Mid Cap Fund, $3,415 for the International Equity Fund, $3,418 for the Global Bond Fund, $3,416 for the Intermediate Taxable Bond Fund and $3,414 for the Intermediate Municipal Bond Fund.

U.S. Bancorp Fund Services, LLC (“USBFS”) also serves as the fund accountant and transfer agent to the Funds.  For the six months ended April 30, 2012, the fund accounting fees incurred by each of the Funds were: $10,798 for the Large Cap Growth Fund, $10,984 for the Large Cap Value Fund, $11,906 for the Small/Mid Cap Fund, $14,447 for the International Equity Fund, $10,381 for the Global Bond Fund, $17,951 for the Intermediate Taxable Bond Fund and $14,747 for the Intermediate Municipal Bond Fund and the transfer agent fees incurred by each of the Funds were: $16,905 for the Large Cap Growth Fund, $17,635 for the Large Cap Value Fund, $17,536 for the Small/Mid Cap Fund, $17,425 for the

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2012 (Unaudited)

International Equity Fund, $13,780 for the Global Bond Fund, $14,062 for the Intermediate Taxable Bond Fund and $4,879 for the Intermediate Municipal Bond Fund.  Fund accounting fees payable at April 30, 2012 for each of the Funds were as follows:  $3,782 for the Large Cap Growth Fund, $3,436 for the Large Cap Value Fund, $3,782 for the Small/Mid Cap Fund, $5,692 for the International Equity Fund, $3,473 for the Global Bond Fund, $6,241 for the Intermediate Taxable Bond Fund and $4,413 for the Intermediate Municipal Bond Fund.  Transfer agent fees payable at April 30, 2012 to each of the Funds were as follows:  $4,453 for the Large Cap Growth Fund, $5,191 for the Large Cap Value Fund, $5,325 for the Small/Mid Cap Fund, $4,483 for the International Equity Fund, $3,512 for the Global Bond Fund, $4,246 for the Intermediate Taxable Bond Fund and $1,767 for the Intermediate Municipal Bond Fund.

U.S. Bank, N.A., an affiliate of USBFS, serves as the Funds’ custodian.  For the six months ended April 30, 2012, the custody fees incurred by each of the Funds were: $2,848 for the Large Cap Growth Fund, $2,153 for the Large Cap Value Fund, $3,936 for the Small/Mid Cap Fund, $27,136 for the International Equity Fund, $1,705 for the Global Bond Fund, $2,858 for the Intermediate Taxable Bond Fund and $1,995 for the Intermediate Municipal Bond Fund.  Custody fees payable at April 30, 2012 for each of the Funds were as follows:  $1,386 for the Large Cap Growth Fund, $852 for the Large Cap Value Fund, $1,717 for the Small/Mid Cap Fund, $11,103 for the International Equity Fund, $811 for the Global Bond Fund, $1,316 for the Intermediate Taxable Bond Fund and $580 for the Intermediate Municipal Bond Fund

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Administrator.

Certain officers of the Trust are also employees of the Administrator.

For the six months ended April 30, 2012, the Chief Compliance Officer fees and expenses incurred by each of the Funds were: $4,503 for the Large Cap Growth Fund, $4,503 for the Large Cap Value Fund, $4,503 for the Small/Mid Cap Fund, $4,503 for the International Equity Fund, $2,883 for the Global Bond Fund, $4,503 for the Intermediate Taxable Bond Fund and $4,503 for the Intermediate Municipal Bond Fund.  Chief Compliance Officer fees payable at April 30, 2012 for each of the Funds were as follows:  $1,573 for the Large Cap Growth Fund, $1,569 for the Large Cap Value Fund, $1,574 for the Small/Mid Cap Fund, $1,574 for the International Equity Fund, $990 for the Global Bond Fund, $1,571 for the Intermediate Taxable Bond Fund and $1,601 for the Intermediate Municipal Bond Fund.

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2012 (Unaudited)

NOTE 5 – DISTRIBUTION PLAN

The Funds have adopted a plan pursuant to Rule 12b-1 (the “Plan”) that allows the Funds to pay distribution and service fees for the sale, distribution and servicing of their shares.  The Plan provides for the payment of a distribution and service fees at the annual rate of up to 0.25% of average daily net assets.  The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the six months ended April 30, 2012, the distribution and service fees incurred by the Funds were: $40,659 for the Large Cap Growth Fund, $31,761 for the Large Cap Value Fund, $30,395 for the Small/Mid Cap Fund, $28,205 for the International Equity Fund, $20,433 for the Global Bond Fund, $39,489 for the Intermediate Taxable Bond Fund and $21,827 for the Intermediate Municipal Bond Fund.

NOTE 6 – SHAREHOLDER SERVICING PLAN

The Funds have entered into a Shareholder Servicing Plan (the “Servicing Plan”) under which the Advisor will provide, or arrange for others to provide, certain specified shareholder services.  As compensation for the provision of shareholder services, the Funds will pay the Advisor a monthly fee at an annual rate of 0.10% of each Fund’s average daily net assets.  The Advisor will pay certain banks, trust companies, broker-dealers and other financial intermediaries (each, a “Participating Organization”) out of the fees the Advisor receives from the Funds under the Servicing Plan to the extent that the Participating Organization performs shareholder servicing functions for the Funds’ shares owned by its customers.  For the six months ended April 30, 2012, the distribution and service fees incurred by the Funds were: $16,263 for the Large Cap Growth Fund, $12,705 for the Large Cap Value Fund, $12,158 for the Small/Mid Cap Fund, $11,282 for the International Equity Fund, $8,173 for the Global Bond Fund, $15,796 for the Intermediate Taxable Bond Fund and $8,731 for the Intermediate Municipal Bond Fund.

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2012 (Unaudited)

NOTE 7 – PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2012, the cost of purchases and the proceeds from sales of securities (excluding short-term securities) were as follows:

	Purchases	Sales
Large Cap Growth Fund	$1,302,325	$1,443,484
Large Cap Value Fund	910,460	588,048
Small/Mid Cap Fund	3,270,495	3,014,911
International Equity Fund	12,835,999	10,964,511
Global Bond Fund	788,092	94,899
Intermediate Taxable Bond Fund	4,987,632	4,042,177
Intermediate Municipal Bond Fund	2,442,718	1,147,431

Purchases and sales of long-term U.S. Government securities for the Intermediate Taxable Bond Fund were $3,065,589 and $3,045,839, respectively.

NOTE 8 – LINE OF CREDIT

The Large Cap Growth Fund, Large Cap Value Fund, Small/Mid Cap Fund, International Equity Fund, Global Bond Fund, Intermediate Taxable Bond Fund and Intermediate Municipal Bond Fund have $6,000,000, $5,000,000, $5,000,000, $5,000,000, $2,750,000, $5,000,000 and $3,000,000 lines of credit, respectively, intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with its custodian bank, U.S. Bank, N.A. Borrowings under this arrangement bear interest at the bank’s prime rate.  During the six months ended April 30, 2012, the Large Cap Growth Fund had an outstanding average daily balance and a weighted average interest rate of $1,885 and 3.25%, respectively. The maximum amount outstanding for the Large Cap Growth Fund during the period was $48,000.  During the six months ended April 30, 2012, the Large Cap Value Fund had an outstanding average daily balance and a weighted average interest rate of $2,505 and 3.25%, respectively. The maximum amount outstanding for the Large Cap Value Fund during the period was $86,000.  During the six months ended April 30, 2012, the Small/Mid Cap Fund had an outstanding average daily balance and a weighted average interest rate of $385 and 3.25%, respectively. The maximum amount outstanding for the Small/Mid Cap Fund during the period was $70,000.  During the six months ended April 30, 2012, the Global Bond Fund had an outstanding average daily balance and a weighted average interest rate of $1,736 and 3.25%, respectively. The maximum amount outstanding for the Global Bond Fund during the period was $111,000.  During the six months ended April 30, 2012, the Intermediate Taxable Bond Fund had an outstanding average daily balance and a weighted average interest rate of $1,797 and 3.25%, respec-

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2012 (Unaudited)

tively. The maximum amount outstanding for the Intermediate Taxable Bond Fund during the period was $177,000.  During the six months ended April 30, 2012, the Intermediate Municipal Bond Fund had an outstanding average daily balance and a weighted average interest rate of $3,115 and 3.25%, respectively. The maximum amount outstanding for the Intermediate Municipal Bond Fund during the period was $33,000.  The International Equity Fund did not have any line of credit activity during the six months ended April 30, 2012.

NOTE 9 – FEDERAL TAX INFORMATION

The tax character for the distributions paid during the six months ended April 30, 2012 and the year ended October 31, 2011 for the Funds were as follows:

	Six Months Ended	Year Ended
	April 30, 2012	October 31, 2011
Large Cap Growth Fund
Ordinary income	$—	$—
Long-Term Capital Gains	$1,394,329	$—

	Six Months Ended	Year Ended
	April 30, 2012	October 31, 2011
Large Cap Value Fund
Ordinary income	$326,198	$224,536
Long-Term Capital Gains	$509,952	$—

	Six Months Ended	Year Ended
	April 30, 2012	October 31, 2011
Small/Mid Cap Fund
Long-Term Capital Gains	$285,961	$—

	Six Months Ended	Year Ended
	April 30, 2012	October 31, 2011
International Equity Fund
Ordinary income	$412,890	$231,284

	Six Months Ended	Year Ended
	April 30, 2012	October 31, 2011
Global Bond Fund
Ordinary income	$281,490	$334,209

	Six Months Ended	Year Ended
	April 30, 2012	October 31, 2011
Intermediate Taxable Bond Fund
Ordinary income	$401,489	$529,894
Long-Term Capital Gains	$133,056	$155,326

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2012 (Unaudited)

	Six Months Ended	Year Ended
	April 30, 2012	October 31, 2011
Intermediate Municipal Bond Fund
Exempt interest dividend	$196,829	$360,338
Ordinary income	$15,163	$23,429
Long-Term Capital Gains	$53,721	$105,110

As of October 31, 2011, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Large Cap	Large Cap		International
	Growth	Value	Small/Mid	Equity
	Fund	Fund	Cap Fund	Fund
Cost of investments	$27,111,475	$22,812,493	$18,463,374	$18,882,980
Gross tax unrealized
appreciation on
investments	$4,624,045	$2,441,214	$5,374,810	$3,593,627
Gross tax unrealized
depreciation on
investments	(566,961)	(722,630)	(646,714)	(459,463)
Net tax unrealized
appreciation	4,057,084	1,718,584	4,728,096	3,134,164
Undistributed
ordinary income	—	213,406	—	83,310
Undistributed
long-term
capital gain	1,394,311	509,920	285,950	—
Total distributable
earnings	1,394,311	723,326	285,950	83,310
Other accumulated
gains/(losses)	—	—	—	(3,513,602)
Total accumulated
earnings/(losses)	$5,451,395	$2,441,910	$5,014,046	$(296,128)

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2012 (Unaudited)

		Intermediate	Intermediate
	Global	Taxable	Municipal
	Bond Fund	Bond Fund	Bond Fund
Cost of investments	$15,432,376	$30,168,641	$15,527,251
Gross tax unrealized appreciation
on investments	$919,577	$1,283,284	$793,922
Gross tax unrealized depreciation
on investments	(43,758)	(23,721)	(6,275)
Net tax appreciation	875,819	1,259,563	787,647
Undistributed ordinary income	3,526	83,638	16,211
Undistributed tax exempt income	—	—	6,160
Undistributed long-term capital gain	—	133,040	53,715
Total distributable earnings	3,526	216,678	76,086
Other accumulated gains/(losses)	(20,283)	—	—
Total accumulated earnings/(losses)	$859,062	$1,476,241	$863,733

Net investment income/(loss) and net realized gains/(losses) differ for financial statement and tax purposes due to differing treatments of wash sale losses deferred and non-deductible organizational expenditures.

At October 31, 2011, the Funds had capital loss carryforwards which expire as follows:

International Equity Fund	$3,365,920	10/31/17
	150,047	10/31/18
Global Bond Fund	20,283	10/31/17

NOTE 10 – SIGNIFICANT OWNERSHIP CONCENTRATION

At April 30, 2012, the ActivePassive Large Cap Growth Fund invested 52.21% of its total net assets in the Vanguard Growth ETF.  The Vanguard Growth ETF seeks to track the performance of a benchmark index that measures the investment return of large-capitalization growth stocks.  The Vanguard Growth ETF attempts to replicate the MSCI US Prime Market Growth Index by investing all of its assets in the stocks that make up the Index.

At April 30, 2012, the ActivePassive Large Cap Value Fund invested 69.87% of its total net assets in the Vanguard Value ETF.  The Vanguard Value ETF seeks to track the performance of a benchmark index that measures the investment return of large-capitalization value stocks.  The Vanguard Value ETF attempts to replicate the MSCI US Prime Market Value Index by investing all of its assets in the stocks that make up the Index.

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2012 (Unaudited)

At April 30, 2012, the ActivePassive International Equity Fund invested 52.47% of its total net assets in the Fidelity Spartan International Index Fund and 46.01% of its total net assets in the American EuroPacific Growth Fund.  The Fidelity Spartan International Index Fund seeks to provide investment results that correspond to the total return of foreign stock markets.  The Fidelity Spartan International Index Fund will normally invest at least 80% of assets in common stocks included in the MSCI EAFE (Europe, Australia, Far East) Index, which represents the performance of foreign stock markets.  The American EuroPacific Growth Fund’s objective is long-term growth of capital.  The Fund invests at least 80% of its assets in securities of issuers located in Europe and the Pacific Basin.  The Fund may also hold cash, money market instruments and fixed income securities depending on market conditions.

At April 30, 2012, the ActivePassive Global Bond Fund invested 33.24% of its total net assets in the Loomis Sayles Global Bond Fund, 27.17% of its total net assets in the SPDR Barclays Capital International Treasury Bond ETF, and 26.90% of its total net assets in the Vanguard Total Bond Market ETF.  The Loomis Sayles Global Bond Fund’s objective is high total investment return through a combination of high current income and capital appreciation.  The Loomis Sayles Global Bond Fund will normally invest at least 80% of its net assets (plus any borrowings made for investment purposes) in fixed-income securities.  SPDR Barclays Capital International Treasury Bond ETF seeks investment results that correspond to the price and yield of the Barclays Capital Global Treasury ex-US Capped Index.  The Vanguard Total Bond Market ETF seeks to track the performance of a broad, market-weighted bond index.  The Vanguard Total Bond Market ETF will normally invest at least 80% of the Fund’s assets in bonds held in the Barclays Capital U.S. Aggregate Float Adjust Index.

At April 30, 2012, the ActivePassive Intermediate Taxable Bond Fund invested 65.88% of its total net assets in the Vanguard Total Bond Market ETF.  The Vanguard Total Bond Market ETF seeks to track the performance of a broad, market-weighted bond index.  The Vanguard Total Bond Market ETF will normally invest at least 80% of the Fund’s assets in bonds held in the Barclays Capital U.S. Aggregate Float Adjust Index.

NOTE 11 – MATTERS SUBMITTED TO A SHAREHOLDER VOTE

A Special Meeting of Shareholders of the ActivePassive Large Cap Growth Fund, ActivePassive Large Cap Value, ActivePassive Small/Mid Cap Fund, ActivePassive International Equity Fund, ActivePassive Global Bond Fund, ActivePassive Intermediate Taxable Bond Fund and ActivePassive Intermediate Municipal Bond Fund, (each a “Fund”, collectively, the “Funds”), each a series of

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2012 (Unaudited)

the Advisors Series Trust (the “Trust”) took place on December 9, 2011 to approve an investment advisory agreement  between the Trust, on behalf of the Funds, and Envestnet Portfolio Solutions, Inc. (the successor to FundQuest Incorporated).

All Fund shareholders of record at the close of business on September 23, 2011 were entitled to vote.  As of the record date, the total number of shares were as follows: Large Cap Growth Fund 2,149,066.041 shares, Large Cap Value Fund 1,956,450.724 shares, Small/Mid Cap Fund 1,689,775.974 shares, International Equity Fund 1,876,461.927 shares, Global Bond Fund 948,127.109 shares, Intermediate Taxable Bond Fund 1,887,218.913 shares, and Intermediate Municipal Bond Fund 1,066,060.044 shares.  Of the 1,095,240 shares of the Large Cap Growth Fund present in person or by proxy, 980,195 or 89.50% voted in favor of the Proposal (representing 45.61% of total outstanding shares), 13,969 or 1.28% voted against the Proposal and 101,076 or 9.23% withheld from voting for the Proposal.  Of the 1,018,550 shares of the Large Cap Value Fund present in person or by proxy, 917,975 or 90.13% voted in favor of the Proposal (representing 46.92% of total outstanding shares), 13,002 or 1.28% voted against the Proposal and 87,573 or 8.60% withheld from voting for the Proposal.  Of the 854,249 shares of the Small/Mid Cap Fund present in person or by proxy, 764,074 or 89.44% voted in favor of the Proposal (representing 45.22% of total outstanding shares), 11,221 or 1.32% voted against the Proposal and 78,954 or 9.24% withheld from voting for the Proposal.  Of the 953,220 shares of the International Equity Fund present in person or by proxy, 860,409 or 90.26% voted in favor of the Proposal (representing 45.85% of total outstanding shares), 9,187 or 0.96% voted against the Proposal and 83,624 or 8.77% withheld from voting for the Proposal.  Of the 537,125 shares of the Global Bond Fund present in person or by proxy, 496,207 or 92.38% voted in favor of the Proposal (representing 52.34% of total outstanding shares), 5,978 or 1.11% voted against the Proposal and 34,940 or 6.51% withheld from voting for the Proposal.  Of the 1,037,885 shares of the Intermediate Taxable Bond Fund present in person or by proxy, 947,579 or 91.30% voted in favor of the Proposal (representing 50.21% of total outstanding shares), 11,587 or 1.12% voted against the Proposal and 78,719 or 7.58% withheld from voting for the Proposal.  Of the 614,493 shares of the Intermediate Municipal Bond Fund present in person or by proxy, 567,642 or 92.38% voted in favor of the Proposal (representing 53.25% of total outstanding shares), 12,056 or 1.96% voted against the Proposal and 34,795 or 5.66% withheld from voting for the Proposal.  Accordingly, the Proposal was approved.

ActivePassive Funds
APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS
(Unaudited)

At a meeting held on December 6-8, 2011, the Board, including all the persons who are Independent Trustees as defined under the Investment Company Act of 1940, as amended, considered and approved a new Advisory Agreement for the ActivePassive Global Bond Fund, ActivePassive Intermediate Municipal Bond Fund, ActivePassive Intermediate Taxable Bond Fund, ActivePassive International Equity Fund, ActivePassive Large Cap Growth Fund, ActivePassive Large Cap Value Fund, and ActivePassive Small/Mid Cap Fund with Envestnet Portfolio Solutions, Inc. (the “Advisor”), successor to FundQuest Incorporated, for a period not to exceed two years.  In addition, the Board considered and approved new Sub-Advisory Agreements for the ActivePassive Intermediate Municipal Bond Fund, ActivePassive Intermediate Taxable Bond Fund, ActivePassive International Equity Fund, ActivePassive Large Cap Growth Fund, ActivePassive Large Cap Value Fund and ActivePassive Small/Mid Cap Fund with each Fund’s Sub-Advisor for a period not to exceed two years.  At this meeting, and at a prior meeting held on October 26-27, 2011, the Board received and reviewed substantial information regarding the Funds, the Advisor, each of the Sub-Advisors and the services provided by the Advisor and each Sub-Advisor to the Funds under the Advisory and Sub-Advisory Agreements.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the Advisory and Sub-Advisory Agreements.  For purposes of this disclosure, unless indicated otherwise, the term “Advisor” refers to each of Envestnet Portfolio Solutions, Inc. (“Envestnet”) as the Advisor and each Sub-Advisor, and the term “Advisory Agreement” refers to each of the Envestnet Advisory Agreement and each Sub-Advisory Agreement.

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISORS UNDER THE ADVISORY AGREEMENTS.  The Board considered the Advisors’ specific responsibilities in the day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisors involved in the day-to-day activities of the Funds. The Board also considered the resources and compliance structure of the Advisors, including information regarding their compliance programs, their chief compliance officers and the Advisors’ compliance records, and the Advisors’ business continuity plans. The Board also considered the prior relationship between the Advisors and the Trust, as well as the Board’s knowledge of the Advisors’

ActivePassive Funds
APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (Continued)
(Unaudited)

operations, and noted that during the course of the prior year they had met with the Advisors in person to discuss various marketing and compliance topics, including the Advisors’ diligence in risk oversight.  The Board took into account the oversight responsibilities of Envestnet, as the Advisor, over the Sub-Advisors both in terms of investments as well as compliance monitoring, and noted that Envestnet has taken action, when appropriate, to recommend changes in Sub-Advisors and Funds.  The Board concluded that the Advisors have the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing their duties under the Advisory Agreements and that the nature, overall quality, cost and extent of such management services are satisfactory and reliable.

2.
THE FUNDS’ HISTORICAL YEAR-TO-DATE PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISORS.  In assessing the quality of the portfolio management delivered by the Advisors, the Board reviewed the performance of the Funds as of August 31, 2011 on both an absolute basis, and in comparison to their peer funds as classified by Lipper and Morningstar.  In reviewing the performance of the Funds, the Board took into account that while the performance for certain Funds was disappointing, the Funds were new, with less than five years of performance history.  The Board also noted that Envestnet was continuing to monitor closely each Sub-Advisor’s performance.

ActivePassive Global Bond Fund:  The Board noted that the Fund’s performance, with regard to its Lipper comparative universe, was above its peer group median and Lipper Index for the three-month, year-to-date and since-inception periods, above its Lipper Index but below its peer group median for the one-year period, and below its peer group median and Lipper Index for the three-year period.  The Board noted that the Fund’s performance, with regard to its Morningstar comparative universe, was above its peer group median and average for the three-month period, above its peer group average but below its peer group median for the year-to-date period, and below its peer group median and average for the one-year, three-year and since-inception periods.

ActivePassive Intermediate Municipal Bond Fund:  The Board noted that the Fund’s performance, with regard to its Lipper comparative universe, was above its peer group median and Lipper Index for the three-month, year-to-date and three-year periods, and below its peer group median and Lipper Index for the one-year and since-inception periods.  The Board noted that the Fund’s performance, with regard to its Morningstar comparative universe, was

ActivePassive Funds
APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (Continued)
(Unaudited)

above its peer group median and average for the three-month, year-to-date and three year periods, above its peer group average but below its peer group median for the one-year period, and below its peer group median and average for the since-inception period.

ActivePassive Intermediate Taxable Bond Fund:  The Board noted that the Fund’s performance, with regard to its Lipper and Morningstar comparative universes, was below its peer group median and Lipper Index (with respect to the Lipper comparative universe) or average (with respect to the Morningstar comparative universe) for all relevant periods, except that for the Lipper comparative universe, it was above its peer group median and Lipper Index for the three-month period, and for the Morningstar comparative universe, it was above its peer group median and average for the three-month period, and above its peer group average but below its peer group median for the year-to-date period.

ActivePassive International Equity Fund:  The Board noted that the Fund’s performance, with regard to its Lipper and Morningstar comparative universes, was above its peer group median and Lipper Index (with respect to the Lipper comparative universe) or average (with respect to the Morningstar comparative universe) for all relevant periods.

ActivePassive Large Cap Growth Fund:  The Board noted that the Fund’s performance, with regard to its Lipper and Morningstar comparative universes, was above its peer group median and Lipper Index (with respect to the Lipper comparative universe) or average (with respect to the Morningstar comparative universe) for all relevant periods, except that it was below its peer group median and Lipper Index (with respect to the Lipper comparative universe) or average (with respect to the Morningstar comparative universe) for the three-year period.

ActivePassive Large Cap Value Fund:  The Board noted that the Fund’s performance, with regard to its Lipper comparative universe, was above its peer group median and Lipper Index for the three-month, year-to-date and one-year periods, and below the peer group median and Lipper Index for the three-year and since-inception periods.  The Board noted that the Fund’s performance, with regard to its Morningstar comparative universe, was above its peer group median and average for the one-year period, above its peer group median but below its peer group average for the year-to-date period, and below its peer group median and average for the three-month, three-year and since-inception periods.

ActivePassive Funds
APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (Continued)
(Unaudited)

ActivePassive Small/Mid Cap Fund:  The Board noted that the Fund’s performance, with regard to its Lipper comparative universe, was above its peer group median and Lipper Index for the year-to-date and one-year periods, and below its peer group median and Lipper Index for the three-month, three-year and since-inception periods.  The Board noted that the Fund’s performance, with regard to its Morningstar comparative universe, was above its peer group median and average for the three-month and one-year periods, above its peer group average but below its peer group median for the year-to-date period, and below its peer group median and average for the three-year and since- inception periods.

The Board further noted that the Advisor does not manage any other accounts with the same or a similar strategy.  With respect to the Sub-Advisors, the Board considered any differences in performance between the Sub-Advisors’ similarly managed accounts and the performance of the Fund and found the differences to be reasonable.

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISOR AND THE STRUCTURE OF THE ADVISOR’S FEE UNDER THE ADVISORY AGREEMENT.  In considering the advisory fee and total fees and expenses of each Fund, the Board reviewed comparisons to its Lipper peer funds and to separate accounts for other types of clients advised by the Advisor and all Fund expense waivers and reimbursements.  In reviewing sub-advisory fees, the Board was mindful that the sub-advisory fees were paid by Envestnet out of its advisory fee and not directly by the Fund and that the fee rates were the result of arms-length negotiations between Envestnet and each Sub-Advisor.

ActivePassive Global Bond Fund:  The Board noted that Envestnet had contractually agreed to maintain an annual expense ratio for the Fund of 1.20% (the “Expense Cap”).  The Board noted that the Fund’s total expense ratio and contractual advisory fee were above the peer group median and average.  Additionally, the Board considered that when the Fund’s peer group was adjusted to include only funds with similar asset sizes, the total expense ratio was above the median but below the average of this segment of its peer group.  The Board also considered that after advisory fee waivers and the payment of Fund expenses necessary to maintain the Expense Cap, the net advisory fees received by Envestnet from the Fund during the most recent fiscal year were substantially below the peer group median and average.  As a result, the Board noted that the Fund’s expenses and contractual advisory fee were generally

ActivePassive Funds
APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (Continued)
(Unaudited)

above the range of its peer group but that its net advisory fee was not outside the range of its peer group.

ActivePassive Intermediate Municipal Bond Fund:  The Board noted that Envestnet had contractually agreed to maintain an annual Expense Cap for the Fund of 1.00%.  The Board noted that the Fund’s total expense ratio and contractual advisory fee were above the peer group median and average. Additionally, the Board considered that when the Fund’s peer group was adjusted to include only funds of similar asset sizes, the total expense ratio was above the median and average of this segment of its peer group.  The Board also considered that after advisory fee waivers and the payment of Fund expenses necessary to maintain the Expense Cap, Envestnet received no advisory fees from the Fund during the most recent fiscal period.  As a result, the Board noted that the Fund’s expenses and contractual advisory fee were generally above the range of its peer group but that its net advisory fee was not outside the range of its peer group.

ActivePassive Intermediate Taxable Bond Fund:  The Board noted that Envestnet had contractually agreed to maintain an annual Expense Cap for the Fund of 1.00%.  The Board noted that the Fund’s total expense ratio and contractual advisory fee were above the peer group median and average.  Additionally, the Board considered that when the Fund’s peer group was adjusted to include only funds of similar asset sizes, the total expense ratio was above the median and average of this segment of its peer group.  The Board also considered that after advisory fee waivers and the payment of Fund expenses necessary to maintain the Expense Cap, the net advisory fees received by Envestnet from the Fund during the most recent fiscal year were substantially below the peer group median and average.  As a result, the Board noted that the Fund’s expenses and contractual advisory fee were generally above the range of its peer group but that its net advisory fee was not outside the range of its peer group.

ActivePassive International Equity Fund:  The Board noted that Envestnet had contractually agreed to maintain an annual Expense Cap for the Fund of 1.30%.  The Board noted that the Fund’s total expense ratio was slightly below the peer group median and average, both before and after the adjustment of the peer group to include only funds of similar size.  Additionally, the Board noted that the contractual advisory fee was above the peer group median and average.  The Board also considered that after advisory fee waivers and the payment of Fund expenses necessary to maintain the Expense Cap, Envestnet

ActivePassive Funds
APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (Continued)
(Unaudited)

received no advisory fees from the Fund during the most recent fiscal period.  As a result, the Board noted that the Fund’s contractual advisory fee was generally above the range of its peer group but that its expenses and net advisory fee were not outside the range of its peer group.

ActivePassive Large Cap Growth Fund:  The Board noted that Envestnet had contractually agreed to maintain an annual Expense Cap for the Fund of 1.30%.  The Board noted that the Fund’s total expense ratio was above the median, but below the average, of its peer group, both before and after the adjustment of the peer group to include only funds of similar size.  Additionally, the Board noted that the Fund’s contractual advisory fee was above the peer group median and average.  The Board also considered that after advisory fee waivers and the payment of Fund expenses necessary to maintain the Expense Cap, the net advisory fees received by Envestnet from the Fund during the most recent fiscal year were below the peer group median and average.  As a result, the Board noted that the Fund’s expenses and contractual advisory fee were generally above the range of its peer group but that its net advisory fee was not outside the range of its peer group.

ActivePassive Large Cap Value Fund:  The Board noted that Envestnet had contractually agreed to maintain an annual Expense Cap for the Fund of 1.20%.  The Board noted that the Fund’s total expense ratio was above the peer group median but below the peer group average.  Additionally, the Board considered that when the Fund’s peer group was adjusted to include only funds with similar asset sizes, the total expense ratio was below the peer group median and average of this segment of its peer group.  The Board also noted that the Fund’s contractual advisory fee was above the peer group median and average.  The Board also considered that after advisory fee waivers and the payment of Fund expenses necessary to maintain the Expense Cap, the net advisory fees received by Envestnet from the Fund during the most recent fiscal year were substantially below the peer group median and average.  As a result, the Board noted that the Fund’s contractual advisory fee was generally above the range of its peer group but that its expenses and net advisory fee were not outside the range of its peer group.

ActivePassive Small/Mid Cap Fund:  The Board noted that Envestnet had contractually agreed to maintain an annual Expense Cap for the Fund of 1.50%.  The Board noted that the Fund’s total expense ratio and contractual advisory fee were above the peer group median and average.  Additionally, the Board considered that when the Fund’s peer group was adjusted to include

ActivePassive Funds
APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (Continued)
(Unaudited)

only funds of similar asset sizes, the total expense ratio was above the median and average of this segment of its peer group.  The Board also considered that after advisory fee waivers and the payment of Fund expenses necessary to maintain the Expense Cap, the net advisory fees received by Envestnet from the Fund during the most recent fiscal year were below the peer group median and average.  As a result, the Board noted that the Fund’s expenses and contractual advisory fee were generally above the range of its peer group but that its net advisory fee was not outside the range of its peer group.

The Board also took into consideration the services the Advisor provided to its separately managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund.  The Board found that the management fees charged to the Fund were in line with the fees charged to its separately managed account clients.

4.
ECONOMIES OF SCALE.  The Board also considered that economies of scale would be expected to be realized by the Advisor as the assets of the Funds grow.  The Board noted that Envestnet has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that the Funds do not exceed the Expense Caps.  The Board concluded that there were no effective economies of scale to be shared with the Funds at current asset levels, but considered revisiting this issue in the future as circumstances changed and asset levels increased.

5.
THE PROFITS TO BE REALIZED BY THE ADVISORS AND THEIR AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUNDS.  The Board reviewed the Advisors’ financial information and took into account both the direct benefits and the indirect benefits to the Advisors from advising the Funds. The Board considered the profitability to Envestnet and the Sub-Advisors from their relationship with the Funds and considered any additional benefits derived by the Advisors from their relationship with the Funds, including benefits received in the form of Rule 12b-1 fees.  After such review, the Board determined that the profitability to Envestnet and the Sub-Advisors with respect to the Advisory Agreements was not excessive, and that the Advisors have sufficient resources to support the services they provide to the Funds.

No single factor was determinative of the Board’s decision to approve the Advisory Agreement for the ActivePassive Global Bond Fund, ActivePassive Intermediate Municipal Bond Fund, ActivePassive Intermediate Taxable Bond Fund, ActivePassive International Equity Fund, ActivePassive Large Cap Growth

ActivePassive Funds
APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (Continued)
(Unaudited)

Fund, ActivePassive Large Cap Value Fund and ActivePassive Small/Mid Cap Fund, or each Sub-Advisory Agreement for the ActivePassive Intermediate Municipal Bond Fund, ActivePassive Intermediate Taxable Bond Fund, ActivePassive International Equity Fund, ActivePassive Large Cap Growth Fund, ActivePassive Large Cap Value Fund and ActivePassive Small/Mid Cap Fund, but rather the Board based its determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangement with the Advisor and the sub-advisory arrangements with each Sub-Advisor, including the advisory and sub-advisory fees, were fair and reasonable.  The Board therefore determined that the approval of the Advisory Agreement for the ActivePassive Global Bond Fund, ActivePassive Intermediate Municipal Bond Fund, ActivePassive Intermediate Taxable Bond Fund, ActivePassive International Equity Fund, ActivePassive Large Cap Growth Fund, ActivePassive Large Cap Value Fund and ActivePassive Small/Mid Cap Fund, and the Sub-Advisory Agreement for the ActivePassive Intermediate Municipal Bond Fund, ActivePassive Intermediate Taxable Bond Fund, ActivePassive International Equity Fund, ActivePassive Large Cap Growth Fund, ActivePassive Large Cap Value Fund and ActivePassive Small/Mid Cap Fund would be in the best interest of each Fund and its shareholders.

ActivePassive Funds
NOTICE TO SHAREHOLDERS
April 30, 2012 (Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-273-8635, or on the SEC’s website at http://www.sec.gov.  The Funds’ proxy voting record is available on the SEC’s website at www.sec.gov no later than August 31 for the prior 12 months ending June 30.

Disclosure of Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.  Information included in the Fund’s Form N-Q is also available by calling 1-877-273-8635.

Trustees and Officers

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and Officers and is available, without charge, upon request, by calling 1-877-273-8635.

Federal Tax Distribution Information (Unaudited)

For the fiscal year ended October 31, 2011, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Large Cap Growth Fund	0%
Large Cap Value Fund	100%
Small/Mid Cap Fund	0%
International Equity Fund	100%
Global Bond Fund	100%
Intermediate Taxable Bond Fund	0%
Intermediate Municipal Bond Fund	0%

ActivePassive Funds
NOTICE TO SHAREHOLDERS (Continued)
April 30, 2012 (Unaudited)

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended October 31, 2011 was as follows:

Large Cap Growth Fund	0%
Large Cap Value Fund	100%
Small/Mid Cap Fund	0%
International Equity Fund	84.52%
Global Bond Fund	100%
Intermediate Taxable Bond Fund	0%
Intermediate Municipal Bond Fund	0%

The Large Cap Value Fund, International Equity Fund, Global Bond Fund, Intermediate Taxable Bond Fund and Intermediate Municipal Bond Fund hereby designate 0.16%, 0.16%, 0.03%, 36.78% and 100.00%, respectively, of their ordinary income distributions for the fiscal year as interest-related dividends under Internal Revenue Code Section 871(k)(1)(c).

The Percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

Large Cap Growth Fund	0%
Large Cap Value Fund	0%
Small/Mid Cap Fund	0%
International Equity Fund	0%
Global Bond Fund	0%
Intermediate Taxable Bond Fund	17.78%
Intermediate Municipal Bond Fund	100%

ActivePassive Funds

Householding (Unaudited)

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-273-8635 to request individual copies of these documents.  Once the Funds receive notice to stop householding, we will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

Advisor
Envestnet Portfolio Solutions, Inc.
75 State Street
Boston, MA  02109

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(877) 273-8635

Custodian
U.S. Bank N.A.
1555 North River Center Drive, Suite 302
Milwaukee, WI  53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

Legal Counsel
Paul Hastings LLP
75 East 55th Street, First Floor
New York, NY  10022-3205

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

 Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*       /s/ Douglas G. Hess
Douglas G. Hess, President

Date   07/03/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/Douglas G. Hess
Douglas G. Hess, President

Date   07/03/2012

By (Signature and Title)*       /s/Cheryl L. King
Cheryl L. King, Treasurer

Date   07/05/2012

* Print the name and title of each signing officer under his or her signature.